UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

April 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Emerging Markets Fund

Parametric Global Small-Cap Fund

Parametric International Equity Fund

Parametric Emerging Markets Fund

April 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
Argentina — 0.8%
Adecoagro SA(1)	77,700	$693,084
Arcos Dorados Holdings, Inc., Class A	341,000	3,106,510
Banco Macro SA, Class B ADR(1)	87,487	2,673,603
BBVA Banco Frances SA ADR(1)	200,488	1,964,782
Cresud SA ADR	202,530	2,444,537
Grupo Financiero Galicia SA, Class B ADR	205,600	2,767,376
IRSA Inversiones y Representaciones SA ADR	61,510	817,468
MercadoLibre, Inc.	69,300	6,463,611
Pampa Energia SA ADR(1)	188,600	1,395,640
Petrobras Energia SA ADR(1)	750,308	4,111,688
Telecom Argentina SA ADR	385,251	7,847,563

		$34,285,862

Bahrain — 0.2%
Ahli United Bank BSC	2,877,000	$2,313,288
Al-Salam Bank	7,121,118	4,459,401
Gulf Finance House EC(1)	11,304,802	2,034,775
Ithmaar Bank BSC(1)	12,720,000	2,017,688

		$10,825,152

Bangladesh — 0.8%
Aftab Automobiles, Ltd.	783,888	$763,912
Bangladesh Export Import Co., Ltd.	6,237,700	2,204,552
Beximco Pharmaceuticals, Ltd.(1)	852,550	483,531
BSRM Steels, Ltd.	1,709,000	1,474,015
City Bank, Ltd. (The)(1)	5,315,880	1,263,340
Grameenphone, Ltd.	1,496,400	5,108,354
Heidelberger Cement Bangladesh, Ltd.	115,500	863,493
Islami Bank Bangladesh, Ltd.	2,570,810	861,735
Khulna Power Co., Ltd.	736,100	506,681
Lankabangla Finance, Ltd.	1,937,775	1,296,106
Malek Spinning Mills, Ltd.	897,500	282,337
Meghna Petroleum, Ltd.	211,500	817,706
National Bank, Ltd.	9,487,100	1,647,742
Olympic Industries, Ltd.	250,500	773,897
Orion Pharma, Ltd.	256,900	180,154
Padma Oil Co., Ltd.	195,600	870,253
People’s Leasing and Financial Services, Ltd.(1)	2,043,800	513,428
Pubali Bank, Ltd.	1,878,791	732,971
Renata, Ltd.	35,600	561,270
Social Islami Bank, Ltd.	4,105,750	639,326
Southeast Bank, Ltd.	1,722,500	481,995
Square Pharmaceuticals, Ltd.	1,331,525	4,804,361
Summit Power, Ltd.(1)	1,293,300	622,529
Titas Gas Transmission & Distribution Co., Ltd.	3,022,500	3,041,456
United Airways Bangladesh, Ltd.(1)	7,320,968	1,130,659
United Commercial Bank, Ltd.	7,394,000	2,564,313

		$34,490,116

Botswana — 0.2%
Barclays Bank of Botswana Ltd.	1,137,465	$552,702

Security	Shares	Value
Botswana Insurance Holdings Ltd.	575,111	$703,585
First National Bank of Botswana	6,069,100	2,421,764
Letshego Holdings, Ltd.	12,485,691	3,097,652
Sechaba Breweries, Ltd.	905,550	2,212,668
Standard Chartered Bank Botswana, Ltd.	531,120	712,566

		$9,700,937

Brazil — 6.0%
AES Tiete SA, PFC Shares	189,400	$1,487,339
All America Latina Logistica SA (Units)	669,600	2,651,673
AMBEV SA	2,158,450	15,778,780
AMBEV SA ADR	141,760	1,030,723
Anhanguera Educacional Participacoes SA	307,100	1,900,653
B2W Companhia Global do Varejo(1)	176,170	1,957,839
Banco Bradesco SA ADR, PFC Shares	67,291	1,000,617
Banco Bradesco SA, PFC Shares	1,193,731	17,768,778
Banco do Brasil SA	561,098	5,890,931
Banco do Estado do Rio Grande do Sul, PFC Shares	164,900	925,171
Banco Santander Brasil SA	533,700	3,566,377
BM&F Bovespa SA	962,351	4,920,193
BR Malls Participacoes SA	296,000	2,547,478
BR Properties SA	153,300	1,224,475
Bradespar SA, PFC Shares	121,000	1,047,337
Braskem SA, PFC Shares	89,760	612,691
BRF-Brasil Foods SA	338,540	7,667,348
BRF-Brasil Foods SA ADR	19,900	449,740
Brookfield Incorporacoes SA(1)	842,100	540,062
Centrais Eletricas Brasileiras SA	471,100	2,664,232
CETIP SA - Mercados Organizados	173,900	2,215,719
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	63,069	2,984,092
Cia de Concessoes Rodoviarias SA (CCR)	953,100	7,458,951
Cia de Saneamento Basico do Estado de Sao Paulo	393,660	3,728,714
Cia de Saneamento de Minas Gerais-COPASA	72,900	1,137,760
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	49,290	544,903
Cia Energetica de Minas Gerais SA ADR	84,265	635,358
Cia Energetica de Minas Gerais SA, PFC Shares	693,855	5,286,959
Cia Energetica de Sao Paulo, PFC Shares	228,700	2,710,860
Cia Hering	102,400	1,081,980
Cia Paranaense de Energia-Copel, PFC Shares	123,300	1,766,761
Cia Siderurgica Nacional SA	365,800	1,404,305
Cielo SA	819,398	14,515,628
Contax Participacoes SA, PFC Shares	121,500	173,280
Cosan SA Industria e Comercio	53,700	920,950
CPFL Energia SA	242,100	2,053,195
Cyrela Brazil Realty SA	221,300	1,341,844
Duratex SA	112,558	487,133
EcoRodovias Infraestrutura e Logistica SA	217,700	1,301,465
EDP-Energias do Brasil SA	313,400	1,361,967
Eletropaulo Metropolitana SA, Class B, PFC Shares	210,580	860,358
Embraer SA	418,300	3,616,918
Embraer SA ADR	85,948	2,956,611
Eneva SA(1)	300,500	165,765
Estacio Participacoes SA	167,700	1,796,020
Fibria Celulose SA(1)	111,757	1,112,683
Gafisa SA	632,800	1,030,189
Gerdau SA, PFC Shares	428,500	2,569,367
Gol Linhas Aereas Inteligentes SA, PFC Shares	204,000	1,307,393
Hypermarcas SA	267,800	1,973,295
Iochpe-Maxion SA	115,700	1,046,606

Security	Shares	Value
Itau Unibanco Holding SA ADR, PFC Shares	78,727	$1,287,974
Itau Unibanco Holding SA, PFC Shares	1,093,590	18,048,710
Itausa-Investimentos Itau SA, PFC Shares	2,114,785	9,294,716
JBS SA	583,825	2,016,124
Klabin SA, PFC Shares	1,300,000	1,340,957
Kroton Educacional SA	54,900	1,175,927
Light SA	132,200	1,055,347
Localiza Rent a Car SA	157,980	2,359,338
Lojas Americanas SA, PFC Shares	340,423	2,578,650
Lojas Renner SA	78,300	2,303,612
Marcopolo SA, PFC Shares	950,200	1,742,939
Marfrig Global Foods SA(1)	287,155	535,739
Metalurgica Gerdau SA, PFC Shares	148,000	1,072,622
MMX Mineracao e Metalicos SA(1)	138,467	160,838
MRV Engenharia e Participacoes SA	338,300	1,071,151
Natura Cosmeticos SA	120,900	2,070,712
OGX Petroleo e Gas Participacoes SA(1)	1,965,400	176,289
Oi SA ADR	190,200	176,639
Oi SA, PFC Shares	1,257,857	1,207,227
PDG Realty SA Empreendimentos e Participacoes(1)	1,224,600	752,417
Petroleo Brasileiro SA	43,200	302,821
Petroleo Brasileiro SA ADR	71,900	1,064,120
Petroleo Brasileiro SA, PFC Shares	3,018,600	22,432,202
Prumo Logistica SA(1)	1,596,000	844,615
Randon Participacoes SA, PFC Shares	303,500	980,020
Rossi Residencial SA(1)	716,100	513,851
Souza Cruz SA	228,000	2,080,861
Suzano Papel e Celulose SA	437,425	1,426,205
Telefonica Brasil SA, PFC Shares	304,426	6,395,028
Tim Participacoes SA	944,227	5,123,959
Totvs SA	191,090	3,120,344
Tractebel Energia SA	154,500	2,297,666
Ultrapar Participacoes SA	184,384	4,629,136
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	283,250	1,107,721
Vale SA	34,400	453,576
Vale SA ADR	65,300	863,266
Vale SA, PFC Shares	1,468,440	17,399,343
Weg SA	307,970	3,716,772

		$272,358,900

Bulgaria — 0.1%
CB First Investment Bank AD(1)	235,000	$717,355
Chimimport AD(1)	329,922	513,229
Corporate Commercial Bank AD(1)	10,400	652,823
MonBat AD	60,235	392,149
Petrol AD(1)	102,500	314,152
Sopharma AD	354,600	1,109,804

		$3,699,512

Chile — 2.9%
AES Gener SA	3,135,040	$1,686,267
Aguas Andinas SA, Series A	3,899,500	2,405,678
Almendral SA	2,512,600	227,101
Antarchile SA, Series A	173,104	2,285,535
Banco de Chile	56,702,280	7,285,563
Banco de Chile ADR	7,286	563,718
Banco de Credito e Inversiones	88,574	4,897,624
Banco Santander Chile SA	134,220,710	8,111,450
Banmedica SA	484,730	786,042

Security	Shares	Value
Besalco SA	1,191,000	$1,042,709
Cap SA	164,112	2,460,568
Cencosud SA	1,685,831	5,616,897
CFR Pharmaceuticals SA	4,417,100	900,243
Cia Cervecerias Unidas SA	250,590	2,957,757
Cia General de Electricidad SA	403,219	1,893,701
Cia Sud Americana de Vapores SA(1)	14,510,741	689,206
Colbun SA	9,412,410	2,328,852
Corpbanca SA	395,674,470	4,558,017
E.CL SA	693,400	880,736
Embotelladora Andina SA, Class B, PFC Shares	315,241	1,268,216
Empresa Nacional de Electricidad SA	4,554,263	6,737,505
Empresa Nacional de Telecommunicaciones SA	157,000	1,927,389
Empresas CMPC SA	2,182,420	4,857,945
Empresas Copec SA	893,176	11,523,728
Empresas La Polar SA(1)	1,713,400	170,048
Enersis SA	25,224,721	8,158,566
Grupo Security SA	3,397,289	1,186,105
Inversiones Aguas Metropolitanas SA	614,900	1,017,821
Inversiones La Construccion SA	54,000	710,583
Invexans SA	5,047,652	90,530
Latam Airlines Group SA	362,395	5,529,807
Latam Airlines Group SA BDR	28,260	408,739
Madeco SA(1)	5,047,652	21,067
Molibdenos y Metales SA	65,700	893,652
Parque Arauco SA	1,406,599	2,517,522
Quinenco SA	359,844	797,166
Ripley Corp. SA	1,255,600	816,661
S.A.C.I. Falabella	1,390,300	11,826,993
Salfacorp SA	1,726,600	1,484,083
Sigdo Koppers SA	1,000,231	1,630,845
Sociedad de Inversiones Pampa Calichera SA, Class A	219,730	112,444
Sociedad Matriz SAAM SA	6,242,812	504,510
Sociedad Quimica y Minera de Chile SA, Series B	212,340	6,770,359
Socovesa SA	1,443,206	268,561
Sonda SA	2,150,500	4,973,642
Vina Concha y Toro SA	727,222	1,520,805

		$129,302,956

China — 9.0%
Agile Property Holdings, Ltd.	1,096,000	$888,821
Agricultural Bank of China, Ltd., Class H	9,904,000	4,154,588
Air China, Ltd., Class H	2,310,000	1,316,868
Aluminum Corp. of China, Ltd., Class H(1)	3,374,000	1,209,672
Angang Steel Co., Ltd., Class H(1)	1,226,000	744,521
Anhui Conch Cement Co., Ltd., Class H	906,500	3,372,891
ANTA Sports Products, Ltd.	1,021,000	1,491,354
Baidu, Inc. ADR(1)	92,500	14,231,125
Bank of China, Ltd., Class H	24,353,000	10,761,356
Bank of Communications, Ltd., Class H	3,583,900	2,232,364
Beijing Capital International Airport Co., Ltd., Class H	1,568,000	1,095,493
Beijing Enterprises Holdings, Ltd.	309,500	2,683,296
Beijing Enterprises Water Group, Ltd.	1,206,000	763,357
Belle International Holdings, Ltd.	2,320,000	2,418,397
Brilliance China Automotive Holdings, Ltd.	700,000	1,072,781
BYD Co., Ltd., Class H(1)	607,200	3,285,682
Chaoda Modern Agriculture Holdings, Ltd.(1)(2)	2,391,958	0
China Agri-Industries Holdings, Ltd.	2,074,000	829,778
China Bluechemical, Ltd., Class H	1,270,000	681,758

Security	Shares	Value
China Cinda Asset Management, Co., Ltd., Class H(1)	1,495,000	$753,955
China CITIC Bank Corp., Ltd., Class H	4,367,000	2,608,670
China Coal Energy Co., Class H	3,400,000	1,833,419
China Communications Construction Co., Ltd., Class H	2,930,000	1,910,924
China Communications Services Corp., Ltd., Class H	2,540,000	1,285,721
China Construction Bank Corp., Class H	28,193,630	19,520,507
China COSCO Holdings Co., Ltd., Class H(1)	2,694,975	1,068,871
China Dongxiang (Group) Co., Ltd.	4,257,000	754,776
China Everbright International, Ltd.	1,986,000	2,483,869
China Everbright, Ltd.	536,000	718,317
China Gas Holdings, Ltd.	606,000	983,314
China High Speed Transmission Equipment Group Co., Ltd.(1)	2,184,000	1,526,752
China International Marine Containers Co., Ltd., Class B	482,672	961,258
China Life Insurance Co., Ltd., Class H	2,767,000	7,191,291
China Longyuan Power Group Corp., Class H	2,914,000	2,997,653
China Mengniu Dairy Co., Ltd.	960,000	4,934,088
China Merchants Bank Co., Ltd., Class H	1,960,524	3,502,675
China Merchants Holdings (International) Co., Ltd.	812,035	2,537,613
China Minsheng Banking Corp., Ltd., Class H	2,300,200	2,320,699
China Mobile, Ltd.	3,923,000	37,340,973
China National Building Material Co., Ltd., Class H	2,522,000	2,382,657
China Oilfield Services, Ltd., Class H	1,420,000	3,396,980
China Overseas Land & Investment, Ltd.	1,530,160	3,762,806
China Pacific Insurance (Group) Co., Ltd., Class H	848,000	2,655,239
China Petroleum & Chemical Corp., Class H	15,620,300	13,826,529
China Pharmaceutical Group, Ltd.	1,402,000	1,159,067
China Railway Construction Corp., Class H	1,592,000	1,310,811
China Railway Group, Ltd., Class H	3,177,000	1,422,931
China Resources Enterprise, Ltd.	842,000	2,392,178
China Resources Gas Group, Ltd.	830,000	2,462,063
China Resources Land, Ltd.	954,000	1,966,469
China Resources Power Holdings Co., Ltd.	1,591,600	4,000,261
China Shenhua Energy Co., Ltd., Class H	2,164,500	5,864,183
China Shineway Pharmaceutical Group, Ltd.	381,000	665,624
China Shipping Container Lines Co., Ltd., Class H(1)	4,252,000	1,001,846
China Shipping Development Co., Ltd., Class H(1)	1,702,000	932,975
China Southern Airlines Co., Ltd., Class H	2,700,000	806,277
China Taiping Insurance Holdings Co., Ltd.(1)	573,400	911,231
China Telecom Corp., Ltd., Class H	11,972,000	6,109,356
China Travel International Investment Hong Kong, Ltd.	4,692,000	945,109
China Unicom (Hong Kong), Ltd.	4,340,372	6,642,757
China Vanke Co., Ltd., Class B	789,920	1,320,968
China Yurun Food Group, Ltd.(1)	1,776,000	858,457
Chongqing Changan Automobile Co., Ltd., Class B	1,100,286	1,987,109
Citic Pacific, Ltd.	1,152,000	2,017,321
CNOOC, Ltd.	9,860,000	16,220,808
Cosco Pacific, Ltd.	1,516,000	2,034,786
Country Garden Holdings Co.	3,785,631	1,517,875
Ctrip.com International, Ltd. ADR(1)	140,100	6,548,274
Datang International Power Generation Co., Ltd., Class H	3,414,000	1,268,803
Dongfeng Motor Group Co., Ltd., Class H	1,966,000	2,623,220
Golden Eagle Retail Group, Ltd.	739,000	955,849
Great Wall Motor Co., Ltd., Class H	862,500	3,918,165
Guangdong Investment, Ltd.	2,022,000	2,200,941
Guangzhou Automobile Group Co., Ltd., Class H	1,892,013	1,910,035
Guangzhou R&F Properties Co., Ltd., Class H	682,000	889,951
Hengan International Group Co., Ltd.	355,000	3,737,844
Hengdeli Holdings, Ltd.	2,681,800	515,849

Security	Shares	Value
Home Inns & Hotels Management, Inc. ADR(1)	20,300	$576,926
Huaneng Power International, Inc., Class H	2,746,000	2,688,022
Industrial & Commercial Bank of China, Ltd., Class H	28,042,000	16,719,321
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	190,000	157,610
Inner Mongolia Yitai Coal Co., Ltd., Class B	669,000	842,203
Jiangsu Expressway Co., Ltd., Class H	1,152,000	1,293,390
Jiangxi Copper Co., Ltd., Class H	1,298,000	2,143,924
Kingboard Chemical Holdings, Ltd.	648,600	1,239,599
Kunlun Energy Co., Ltd.	2,206,000	3,441,251
Lee & Man Paper Manufacturing, Ltd.	1,220,000	661,664
Lenovo Group, Ltd.	3,736,000	4,247,720
Li Ning Co., Ltd.(1)	546,500	381,514
Maanshan Iron & Steel Co., Ltd., Class H(1)	2,294,000	480,871
Mindray Medical International, Ltd. ADR	77,700	2,568,762
NetEase.com, Inc. ADR	24,700	1,681,823
New Oriental Education & Technology Group, Inc. ADR	380,400	9,205,680
Nine Dragons Paper Holdings, Ltd.	2,051,000	1,349,552
PetroChina Co., Ltd., Class H	13,022,000	14,990,992
PICC Property & Casualty Co., Ltd., Class H	1,718,000	2,270,918
Ping An Insurance (Group) Co. of China, Ltd., Class H	742,500	5,501,320
Poly Property Group Co., Ltd.	1,918,000	832,764
Qihoo 360 Technology Co., Ltd. ADR(1)	12,000	1,012,560
Semiconductor Manufacturing International Corp.(1)	23,397,000	1,923,223
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,396,000	1,414,411
Shanghai Electric Group Co., Ltd., Class H	2,414,000	937,436
Shanghai Industrial Holdings, Ltd.	304,000	937,555
Shimao Property Holdings, Ltd.	665,000	1,315,188
SINA Corp.(1)	22,900	1,094,620
Sino Biopharmaceutical, Ltd.	2,052,000	1,607,711
Sino-Ocean Land Holdings, Ltd.	1,720,500	905,147
Sinopec Shanghai Petrochemical Co., Ltd., Class H	2,931,000	712,507
Sinopharm Group Co., Ltd., Class H	570,000	1,497,797
Sohu.com, Inc.(1)	10,300	568,251
Sun Art Retail Group, Ltd.	1,476,000	1,916,287
Tencent Holdings, Ltd.	423,000	26,643,077
Tingyi (Cayman Islands) Holding Corp.	1,266,000	3,524,366
Tsingtao Brewery Co., Ltd., Class H	254,000	1,849,723
Want Want China Holdings, Ltd.	3,750,000	5,875,328
Weichai Power Co., Ltd., Class H	456,400	1,591,608
Wumart Stores, Inc., Class H	321,000	312,742
WuXi PharmaTech (Cayman), Inc. ADR(1)	61,900	2,104,600
Yangzijiang Shipbuilding Holdings, Ltd.	1,809,000	1,590,942
Yanzhou Coal Mining Co., Ltd., Class H	2,200,000	1,648,118
Zhaojin Mining Industry Co., Ltd., Class H	1,140,000	687,703
Zhejiang Expressway Co., Ltd., Class H	1,404,000	1,214,839
Zhuzhou CSR Times Electric Co., Ltd., Class H	513,000	1,501,936
Zijin Mining Group Co., Ltd., Class H	6,290,000	1,528,613
ZTE Corp., Class H(1)	730,753	1,495,415

		$406,300,580

Colombia — 1.6%
Almacenes Exito SA	452,090	$6,886,723
Banco Davivienda SA, PFC Shares	154,200	2,196,061
Banco de Bogota	91,067	3,287,032
Bancolombia SA ADR, PFC Shares	145,000	8,254,850
Bolsa de Valores de Colombia	46,242,700	494,287
Celsia SA ESP	809,070	2,485,815
Cementos Argos SA	476,640	2,658,153
Corporacion Financiera Colombiana SA	97,625	1,887,394

Security	Shares	Value
Ecopetrol SA	4,701,790	$8,752,541
Empresa de Energia de Bogota SA	3,474,085	2,852,353
Empresa de Telecommunicaciones de Bogota SA	2,532,380	568,178
Fabricato SA(1)	36,122,860	321,764
Grupo Argos SA	346,150	3,810,809
Grupo Argos SA, PFC Shares	108,995	1,201,065
Grupo Aval Acciones y Valores SA	3,145,485	2,135,891
Grupo Aval Acciones y Valores SA, PFC Shares	5,059,300	3,422,374
Grupo de Inversiones Suramericana	254,570	4,966,322
Grupo Nutresa SA	482,255	6,768,491
Grupo Odinsa SA	150,661	618,491
Grupo Odinsa SA-SD(1)	4,543	18,392
Interconexion Electrica SA	825,160	3,868,919
ISAGEN SA ESP	1,935,100	3,162,589

		$70,618,494

Croatia — 0.4%
Adris Grupa DD, PFC Shares	54,244	$2,630,170
Atlantic Grupa DD	6,288	927,032
Atlantska Plovidba DD(1)	22,867	1,389,074
Croatia Osiguranje DD(1)	500	656,845
Dalekovod DD(1)	51,895	230,875
Ericsson Nikola Tesla	6,740	1,977,221
Hrvatski Telekom DD	199,470	5,661,784
INA Industrija Nafte DD	900	550,518
Koncar-Elektroindustrija DD	16,319	1,930,569
Kras DD(1)	7,262	466,924
Ledo DD	200	313,978
Petrokemija DD(1)	25,975	283,911
Podravka Prehrambena Industrija DD(1)	35,135	1,806,609
Privredna Banka Zagreb DD	3,177	253,157
Zagrebacka Banka DD	176,195	889,978

		$19,968,645

Czech Republic — 1.6%
CEZ AS	908,060	$27,327,762
Fortuna Entertainment Group NV	246,600	1,639,613
Komercni Banka AS	92,864	21,412,191
New World Resources PLC, Class A(1)	1,183,100	745,147
Pegas Nonwovens SA	96,614	2,906,684
Philip Morris CR AS	9,113	4,810,340
Telefonica 02 Czech Republic AS	544,904	8,260,893
Unipetrol AS(1)	617,307	4,301,075

		$71,403,705

Egypt — 2.1%
Alexandria Mineral Oils Co.	193,820	$2,157,679
Amer Group Holding	4,390,500	1,118,432
Arab Cotton Ginning	1,993,380	1,740,114
Citadel Capital Co.(1)	2,280,400	1,461,691
Commercial International Bank	3,912,306	20,873,295
Eastern Tobacco	281,822	6,731,275
Egypt Kuwait Holding Co.(1)	1,849,596	1,951,082
Egyptian Financial Group-Hermes Holding SAE(1)	2,101,605	3,857,948
Egyptian Resorts Co.(1)	4,721,950	1,220,027
El Ezz Aldekhela Steel Alexa Co.	4,000	411,878
El Sewedy Cables Holding Co.	529,606	2,582,181
Ezz Steel(1)	1,548,345	3,727,292
Global Telecom Holding SAE(1)	12,928,866	9,677,690

Security	Shares	Value
Juhayna Food Industries	3,370,924	$5,891,538
Maridive & Oil Services SAE(1)	2,013,484	2,075,862
Misr Beni-Suef Cement Co.	69,150	540,063
National Societe General Bank	282,510	1,307,976
Orascom Telecom Media and Technology Holding SAE	21,964,609	3,994,477
Oriental Weavers Co.	187,375	1,296,743
Palm Hills Developments SAE(1)	3,395,160	1,992,561
Pioneers Holding(1)	1,229,900	2,256,063
Sidi Kerir Petrochemicals Co.	1,686,400	4,706,170
Six of October Development & Investment Co.(1)	382,178	1,428,335
South Valley Cement(1)	704,261	763,532
Talaat Moustafa Group	5,219,460	6,718,634
Telecom Egypt	1,949,337	4,155,139

		$94,637,677

Estonia — 0.2%
AS Merko Ehitus	50,618	$551,299
AS Nordecon International(1)	145,374	197,665
AS Olympic Entertainment Group	503,790	1,321,654
AS Tallink Group	3,623,652	3,922,071
AS Tallinna Kaubamaja	137,340	953,153
AS Tallinna Vesi	58,790	1,083,931

		$8,029,773

Ghana — 0.1%
Aluworks Ghana, Ltd.(1)	457,409	$8,889
CAL Bank, Ltd.	1,298,010	394,711
Ghana Commercial Bank, Ltd.	1,554,441	2,367,699
HFC Bank Ghana, Ltd.	1,235,326	545,639
Produce Buying Co., Ltd.	582,428	30,871
Standard Chartered Bank of Ghana, Ltd.	148,200	993,082

		$4,340,891

Greece — 1.6%
Aegean Marine Petroleum Network, Inc.	63,900	$589,797
Alpha Bank AE(1)	4,025,790	3,899,576
Costamare, Inc.	76,519	1,640,567
Diana Containerships, Inc.	76,800	289,152
Diana Shipping, Inc.(1)	164,791	1,855,547
DryShips, Inc.(1)	674,500	1,969,540
Ellaktor SA(1)	524,621	2,771,121
Folli Follie SA(1)	82,904	2,877,669
Frigoglass SA(1)	104,857	607,792
GasLog, Ltd.	57,055	1,527,933
GEK Terna Holding Real Estate Construction SA(1)	381,049	1,991,837
Hellenic Exchanges SA	150,168	1,770,425
Hellenic Petroleum SA	199,209	1,710,317
Hellenic Telecommunications Organization SA(1)	467,190	7,463,700
Intralot SA	418,837	1,216,713
JUMBO SA(1)	287,375	4,648,356
Marfin Investment Group Holdings SA(1)	1,321,172	915,305
Metka SA	115,677	2,073,118
Motor Oil (Hellas) Corinth Refineries SA	170,267	2,149,320
Mytilineos Holdings SA(1)	226,317	2,022,445
National Bank of Greece SA(1)	762,604	2,981,362
Navios Maritime Acqisition Corp.	208,900	741,595
Navios Maritime Holdings, Inc.	171,886	1,352,743
OPAP SA	473,915	7,568,442
Piraeus Bank SA(1)	2,007,941	4,738,694

Security	Shares	Value
Public Power Corp. SA	216,943	$3,282,696
Safe Bulkers, Inc.	87,300	708,876
StealthGas, Inc.(1)	87,399	947,405
Titan Cement Co. SA(1)	123,232	3,885,034
Tsakos Energy Navigation, Ltd.	126,700	903,371
Viohalco SA(1)	223,488	1,400,259

		$72,500,707

Hungary — 1.4%
Magyar Telekom Rt.	5,561,100	$7,933,901
MOL Hungarian Oil & Gas Rt.	280,600	16,143,640
OTP Bank Rt.	1,087,430	20,765,590
Richter Gedeon Nyrt.	1,061,000	18,172,204

		$63,015,335

India — 6.8%
ABB, Ltd.	19,900	$280,160
ACC, Ltd.	64,370	1,396,432
Adani Enterprises, Ltd.	397,200	2,781,917
Adani Ports and Special Economic Zone, Ltd.	1,003,100	3,162,723
Aditya Birla Nuvo, Ltd.	17,702	326,079
Amtek Auto, Ltd.	152,500	440,619
Asian Paints, Ltd.	270,300	2,266,447
Axis Bank, Ltd.	186,000	4,701,927
Bajaj Auto, Ltd.	59,560	1,889,554
Bank of Baroda	114,960	1,561,417
Bank of India	247,400	963,779
Bharat Forge, Ltd.	63,650	433,307
Bharat Heavy Electricals, Ltd.	726,400	2,185,283
Bharat Petroleum Corp., Ltd.	253,200	1,911,577
Bharti Airtel, Ltd.	2,248,160	12,240,733
Biocon, Ltd.	101,600	794,769
Cairn India, Ltd.	503,800	2,800,823
Canara Bank, Ltd.	176,800	840,696
Cipla, Ltd.	287,310	1,891,741
Coal India, Ltd.	623,800	3,055,578
Colgate-Palmolive (India), Ltd.	24,900	595,081
Container Corp. of India, Ltd.	54,240	865,181
Crompton Greaves, Ltd.	213,600	585,835
Cummins India, Ltd.	49,900	453,674
Dabur India, Ltd.	364,400	1,085,571
Divi’s Laboratories, Ltd.	46,800	1,070,830
DLF, Ltd.	445,700	1,034,708
Dr. Reddy’s Laboratories, Ltd.	73,620	3,300,124
Educomp Solutions, Ltd.(1)	157,865	67,279
Essar Oil, Ltd.(1)	425,030	409,575
Financial Technologies India, Ltd.	32,600	170,783
GAIL (India), Ltd.	585,050	3,592,286
GlaxoSmithKline Pharmaceuticals, Ltd.	8,680	355,431
Glenmark Pharmaceuticals, Ltd.	125,460	1,275,742
GMR Infrastructure, Ltd.	1,721,400	708,553
Grasim Industries, Ltd.	8,158	356,648
Gujarat Ambuja Cements, Ltd.	657,400	2,171,111
Gujarat State Petronet, Ltd.	383,800	464,240
GVK Power & Infrastructure, Ltd.(1)	2,796,900	569,283
HCL Technologies, Ltd.	199,400	4,650,370
HDFC Bank, Ltd.	912,320	10,974,134
Hero MotoCorp, Ltd.	60,900	2,242,238
Hindalco Industries, Ltd.	886,210	2,001,480

Security	Shares	Value
Hindustan Petroleum Corp., Ltd.	220,900	$1,183,307
Hindustan Unilever, Ltd.	709,000	6,700,363
Hindustan Zinc, Ltd.	148,400	316,121
Housing Development & Infrastructure, Ltd.(1)	1,151,714	1,310,937
Housing Development Finance Corp., Ltd.	1,278,300	19,102,418
ICICI Bank, Ltd.	450,570	9,339,149
IDBI Bank, Ltd.	367,000	416,711
Idea Cellular, Ltd.	1,624,900	3,668,990
IDFC, Ltd.	1,075,200	2,000,431
IFCI, Ltd.	1,864,200	792,087
Indiabulls Housing Finance, Ltd.	165,200	824,196
Indiabulls Real Estate, Ltd.	646,300	670,522
Indian Hotels Co., Ltd.	164,280	196,821
Indian Oil Corp., Ltd.	242,400	1,064,635
Infosys, Ltd.	459,300	24,415,002
ITC, Ltd.	1,313,460	7,416,211
IVRCL, Ltd.(1)	1,113,900	266,499
Jaiprakash Associates, Ltd.	1,722,800	1,551,101
Jindal Steel & Power, Ltd.	437,200	1,856,076
JSW Steel, Ltd.	163,300	2,951,229
Kotak Mahindra Bank, Ltd.	234,100	3,129,000
Lanco Infratech, Ltd.(1)	2,361,100	294,700
Larsen & Toubro, Ltd.	258,090	5,565,317
LIC Housing Finance, Ltd.	351,400	1,531,537
Lupin, Ltd.	148,500	2,444,965
Mahindra & Mahindra, Ltd.	226,260	4,050,933
Maruti Suzuki India, Ltd.	67,750	2,168,746
Mphasis, Ltd.	39,900	274,929
Nestle India, Ltd.	11,930	941,909
Nicholas Piramal India, Ltd.	76,807	692,705
NTPC, Ltd.	2,333,600	4,497,511
Oil & Natural Gas Corp., Ltd.	1,829,680	9,919,218
Oracle Financial Service Software, Ltd.(1)	16,500	821,198
Power Grid Corporation of India, Ltd.	1,946,900	3,423,483
Ranbaxy Laboratories, Ltd.(1)	158,960	1,249,760
Reliance Capital, Ltd.	153,735	907,529
Reliance Communications, Ltd.	1,731,560	3,534,646
Reliance Industries, Ltd.	1,404,338	21,836,192
Reliance Infrastructure, Ltd.	288,300	2,456,305
Reliance Power, Ltd.(1)	1,400,250	1,590,156
Sesa Sterlite, Ltd.	1,223,612	3,774,802
Siemens India, Ltd.	47,180	542,956
State Bank of India	99,200	3,427,815
State Bank of India GDR(3)	9,600	659,702
Steel Authority of India, Ltd.	646,200	729,585
Sun Pharmaceuticals Industries, Ltd.	595,400	6,286,441
Sun TV Network, Ltd.	147,473	915,748
Suzlon Energy, Ltd.(1)	2,099,450	456,989
Tata Communications, Ltd.	127,400	597,363
Tata Consultancy Services, Ltd.	481,600	17,496,627
Tata Motors, Ltd.	742,250	5,160,951
Tata Power Co., Ltd.	1,776,918	2,304,605
Tata Steel, Ltd.	300,796	2,005,634
Tata Tea, Ltd.	279,500	696,293
Tech Mahindra, Ltd.	88,511	2,680,811
Titan Co., Ltd.	234,100	986,925
UltraTech Cement, Ltd.	64,100	2,163,329
Unitech, Ltd.(1)	2,836,900	747,805

Security	Shares	Value
United Spirits, Ltd.	64,600	$2,970,370
UPL, Ltd.	303,700	1,348,964
Voltas, Ltd.	296,300	787,977
Wipro, Ltd.	527,679	4,605,213
Yes Bank, Ltd.	209,900	1,546,886
Zee Entertainment Enterprises, Ltd.	373,114	1,627,904

		$306,820,958

Indonesia — 3.0%
Adaro Energy Tbk PT	36,822,500	$3,788,469
Agis Tbk PT(1)	17,097,000	668,569
AKR Corporindo Tbk PT	5,472,400	2,258,189
Aneka Tambang Tbk PT	10,251,500	1,045,249
Astra Argo Lestari Tbk PT	775,000	1,973,294
Astra International Tbk PT	15,979,700	10,295,594
Bank Central Asia Tbk PT	10,677,100	10,168,843
Bank Danamon Indonesia Tbk PT	4,504,303	1,596,787
Bank Mandiri Tbk PT	7,743,800	6,616,426
Bank Negara Indonesia Persero Tbk PT	9,366,500	3,914,676
Bank Pan Indonesia Tbk PT(1)	4,945,000	372,458
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	12,193,000	1,017,356
Bank Rakyat Indonesia Tbk PT	8,373,900	7,191,126
Bank Tabungan Negara Tbk PT	10,171,500	1,017,680
Berlian Laju Tanker Tbk PT(1)(2)	7,544,500	0
Bhakti Investama Tbk PT	49,042,500	1,304,123
Bumi Resources Tbk PT(1)	37,563,000	665,094
Bumi Serpong Damai Tbk PT	13,777,500	1,866,455
Charoen Pokphand Indonesia Tbk PT	8,948,300	2,925,900
Energi Mega Persada Tbk PT(1)	64,369,200	524,986
Gudang Garam Tbk PT	660,000	3,233,511
Harum Energy Tbk PT	2,626,500	538,067
Holcim Indonesia Tbk PT	3,029,000	745,918
Indo Tambangraya Megah Tbk PT	976,500	2,158,340
Indocement Tunggal Prakarsa Tbk PT	2,435,200	4,621,745
Indofood Sukses Makmur Tbk PT	4,564,300	2,792,128
Indosat Tbk PT	2,794,500	946,628
Jasa Marga (Persero) Tbk PT	3,198,000	1,633,898
Kalbe Farma Tbk PT	14,699,500	1,968,721
Lippo Karawaci Tbk PT	28,867,500	2,677,384
Matahari Putra Prima Tbk PT	7,240,000	1,738,644
Medco Energi Internasional Tbk PT	4,497,500	1,071,977
Media Nusantara Citra Tbk PT	3,201,000	754,679
Pembangunan Perumahan Persero Tbk PT	9,145,000	1,466,089
Perusahaan Gas Negara Tbk PT	14,440,800	6,669,539
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,185,000	1,526,674
Semen Gresik (Persero) Tbk PT	5,479,200	7,063,739
Surya Semesta Internusa Tbk PT	14,275,000	1,030,026
Tambang Batubara Bukit Asam Tbk PT	2,036,500	1,743,474
Telekomunikasi Indonesia Tbk PT	60,071,500	11,807,080
Tower Bersama Infrastructure Tbk PT(1)	2,871,000	1,617,222
Trada Maritime Tbk PT(1)	10,350,500	1,648,579
Unilever Indonesia Tbk PT	1,486,800	3,777,322
United Tractors Tbk PT	3,690,783	6,939,147
Vale Indonesia Tbk PT	5,222,500	1,608,672
Wijaya Karya Persero Tbk PT	6,522,800	1,282,454
XL Axiata Tbk PT	4,954,500	2,222,302

		$134,495,233

Security	Shares	Value
Jordan — 0.8%
Arab Bank PLC	1,494,527	$18,222,574
Arab Potash Co. PLC	46,536	1,773,109
Bank of Jordan	298,710	1,056,469
Capital Bank of Jordan	254,599	670,213
Jordan Ahli Bank	765,591	1,407,186
Jordan Islamic Bank	405,003	2,316,537
Jordan Petroleum Refinery	544,632	2,955,254
Jordan Phosphate Mines	149,908	1,482,002
Jordan Steel	453,091	562,695
Jordan Telecom Corp.	339,850	1,473,914
Jordanian Electric Power Co.	488,876	1,865,873
Royal Jordanian Airlines(1)	455,790	321,813
Taameer Jordan Holdings PSC(1)	1,228,805	243,199
Union Investment Corp.(1)	595,615	1,629,805
Union Land Development(1)	47,830	195,738

		$36,176,381

Kazakhstan — 0.7%
Halyk Savings Bank of Kazakhstan JSC GDR(3)	712,200	$6,400,134
Kazakhmys PLC(1)	1,613,976	6,503,459
Kazkommertsbank JSC GDR(1)	357,067	784,431
KazMunaiGas Exploration Production GDR(3)	657,100	9,757,535
Kcell JSC GDR(3)	427,200	6,453,719
Nostrum Oil & Gas, LP GDR	243,200	2,419,573

		$32,318,851

Kenya — 0.8%
Athi River Mining, Ltd.	390,500	$383,267
Bamburi Cement Co., Ltd.	606,300	1,243,832
Barclays Bank of Kenya, Ltd.	8,196,160	1,591,739
Co-operative Bank of Kenya, Ltd. (The)	7,659,600	2,003,965
East African Breweries, Ltd.	2,253,280	7,694,709
Equity Bank, Ltd.	10,547,600	4,663,154
KenolKobil, Ltd.(1)	4,090,000	418,446
Kenya Airways, Ltd.(1)	1,264,800	181,828
Kenya Commercial Bank, Ltd.	7,746,920	4,377,914
Kenya Electricity Generating Co., Ltd.	2,321,100	310,680
Kenya Power & Lighting, Ltd.	9,484,354	1,628,543
Mumias Sugar Co., Ltd.(1)	3,844,600	139,112
Nation Media Group, Ltd.	407,184	1,437,404
Safaricom, Ltd.	71,083,572	10,709,938
Standard Chartered Bank Kenya, Ltd.	149,188	531,484

		$37,316,015

Kuwait — 1.6%
Agility Public Warehousing Co. KSC	1,548,750	$4,414,891
Ahli United Bank	333,505	807,635
Al Ahli Bank of Kuwait KSC	510,925	818,625
Al Safat Energy Holding Co. KSCC(1)	1,880,000	291,945
Al Safwa Group Holding Co. KSC(1)(2)	1,361,086	0
Al-Qurain Petrochemicals Co.	2,424,073	2,156,838
Aviation Lease and Finance Co. KSCC	730,000	688,236
Boubyan Bank KSC(1)	534,465	1,044,597
Boubyan Petrochemicals Co.	1,530,000	4,084,283
Burgan Bank SAK	1,110,907	2,172,106
Combined Group Contracting Co.	73,205	320,376
Commercial Bank of Kuwait SAK	365,000	966,953
Commercial Real Estate Co. KSCC	2,186,862	771,042

Security	Shares	Value
Gulf Bank(1)	2,045,868	$2,765,940
Gulf Cable and Electrical Industries Co.	245,000	671,383
Kuwait Cement Co.	223,100	334,086
Kuwait Finance House KSC	2,615,352	7,736,371
Kuwait Foods Co. (Americana)	425,000	4,201,107
Kuwait International Bank	1,224,000	1,373,828
Kuwait Pipes Industries & Oil Services Co.(1)(2)	1,188,500	0
Kuwait Portland Cement Co.	255,000	1,235,402
Kuwait Projects Co. Holdings KSC	1,152,829	3,035,639
Kuwait Real Estate Co.(1)	4,120,000	1,381,644
Mabanee Co. SAKC	932,352	3,910,966
Mobile Telecommunications Co.	3,780,000	8,752,939
National Bank of Kuwait SAK	2,998,182	10,444,520
National Industries Group Holding(1)	3,862,500	3,507,785
National Investment Co.(1)	1,510,000	849,156
National Ranges Co.(1)	7,920,000	596,071
Sultan Center Food Products Co.(1)	4,020,000	1,406,085

		$70,740,449

Latvia — 0.0%(4)
Grindeks(1)	42,000	$407,988
Latvian Shipping Co.(1)	405,000	277,647

		$685,635

Lebanon — 0.1%
Solidere GDR(1)(3)	320,943	$4,146,764
Solidere, Class A(1)	86,340	1,115,174
Solidere, Class B(1)	1,726	22,294

		$5,284,232

Lithuania — 0.1%
Apranga PVA	278,536	$1,074,869
Klaipedos Nafta PVA	1,345,900	546,190
Lesto AB	118,064	140,743
Pieno Zvaigzdes	104,200	258,681
Rokiskio Suris	122,500	268,761
Siauliu Bankas(1)	874,062	351,695

		$2,640,939

Malaysia — 3.1%
Aeon Co. (M) Bhd	165,300	$745,637
Airasia Bhd	1,228,200	835,674
Alliance Financial Group Bhd	560,300	769,579
AMMB Holdings Bhd	887,900	1,954,208
Astro Malaysia Holdings Bhd	979,300	999,449
Axiata Group Bhd	2,706,750	5,582,756
Batu Kawan Bhd	210,000	1,259,637
Berjaya Corp. Bhd	2,289,600	350,869
Berjaya Sports Toto Bhd	824,362	982,149
Boustead Holdings Bhd	596,210	1,013,697
British American Tobacco Malaysia Bhd	93,800	1,759,085
Bumi Armada Bhd(1)	2,088,900	2,561,898
Bursa Malaysia Bhd	344,900	802,165
CIMB Group Holdings Bhd	1,771,500	4,080,811
Dialog Group Bhd	2,704,273	2,977,962
Digi.com Bhd	1,873,500	3,183,562
Felda Global Ventures Holdings Bhd	1,358,400	1,881,075
Gamuda Bhd	2,919,700	4,127,046
Genting Bhd	1,448,500	4,353,786

Security	Shares	Value
Genting Plantations Bhd	261,700	$890,414
Hong Leong Bank Bhd	382,900	1,642,772
Hong Leong Financial Group Bhd	276,000	1,294,803
IGB Corp. Bhd	856,200	726,001
IHH Healthcare Bhd(1)	2,077,100	2,551,935
IJM Corp. Bhd	1,828,190	3,577,193
IOI Corp. Bhd	2,088,118	3,195,159
IOI Properties Group Bhd(1)	1,044,058	858,382
KLCC Property Holdings Bhd	399,100	813,253
KNM Group Bhd(1)	5,003,150	1,274,624
Kuala Lumpur Kepong Bhd	284,000	2,106,339
Kulim (Malaysia) Bhd(1)	860,000	930,548
Lafarge Malayan Cement Bhd	942,950	2,627,738
Malayan Banking Bhd	1,980,587	6,012,077
Malaysia Airports Holdings Bhd	342,800	845,654
Malaysia Marine and Heavy Engineering Holdings Bhd	739,000	895,804
Malaysian Resources Corp. Bhd	1,423,500	685,097
Maxis Bhd	1,737,900	3,700,881
Media Prima Bhd	575,000	438,535
MISC Bhd(1)	482,400	963,793
MMC Corp. Bhd	868,200	744,334
Mudajaya Group Bhd	510,600	405,286
Multi-Purpose Holdings Bhd	940,340	869,688
Parkson Holdings Bhd	812,572	731,369
Petronas Chemicals Group Bhd	3,748,800	7,733,137
Petronas Dagangan Bhd	507,500	4,716,024
Petronas Gas Bhd	298,800	2,152,550
PPB Group Bhd	404,100	2,039,412
Public Bank Bhd	837,820	5,171,954
Resorts World Bhd	2,155,600	2,788,174
RHB Capital Bhd	733,900	1,864,747
Sapurakencana Petroleum Bhd(1)	5,340,168	7,059,440
Sime Darby Bhd	3,863,639	11,176,678
Sunway Bhd	304,600	289,839
Supermax Corp. Bhd	650,400	487,885
TA Enterprise Bhd	1,323,000	328,554
Tan Chong Motor Holdings Bhd	265,900	463,796
Telekom Malaysia Bhd	1,249,900	2,375,154
Tenaga Nasional Bhd	1,719,525	6,268,114
Top Glove Corp. Bhd	525,500	773,500
UEM Land Holdings Bhd	1,683,050	1,188,371
UMW Holdings Bhd	448,400	1,479,293
Unisem (M) Bhd	1,289,100	466,578
Wah Seong Corp. Bhd	442,618	267,030
WCT Bhd	1,257,800	867,671
YTL Corp. Bhd	2,863,465	1,412,640
YTL Power International Bhd(1)	1,883,197	906,209

		$141,279,474

Mauritius — 0.6%
CIM Financial Services, Ltd.	5,820,100	$1,538,483
LUX Island Resorts, Ltd.(1)	842,920	1,127,288
MCB Group, Ltd.(1)	1,456,700	10,627,344
New Mauritius Hotels, Ltd.	1,665,250	4,802,364
Rogers & Co., Ltd.	167,300	1,108,207
State Bank of Mauritius, Ltd.	136,276,700	4,687,368
Sun Resorts, Ltd.(1)	1,042,199	1,389,512
Terra Mauricia, Ltd.	1,085,900	1,342,351
United Basalt Products, Ltd.	289,200	806,891
United Docks, Ltd.(1)	27,400	64,440

		$27,494,248

Security	Shares	Value
Mexico — 5.9%
Alfa SAB de CV, Series A	6,966,000	$18,401,709
America Movil SAB de CV ADR, Series L	905,400	18,180,432
America Movil SAB de CV, Series L	27,123,050	27,345,400
Bolsa Mexicana de Valores SAB de CV	1,503,700	3,086,075
Cemex SAB de CV ADR(1)	1,271,286	16,069,050
Cemex SAB de CV, Series CPO(1)	10,505,894	13,346,426
Coca-Cola Femsa SAB de CV, Series L	359,300	4,025,621
Compartamos SAB de CV	2,788,400	4,863,755
Controladora Comercial Mexicana SA de CV	518,500	1,941,588
Corporacion GEO SAB de CV, Series B(1)(2)	1,144,000	72,578
Desarrolladora Homex SAB de CV(1)(2)	776,450	149,560
Embotelladoras Arca SAB de CV	800,314	5,089,612
Empresas ICA SAB de CV(1)	2,013,500	3,604,454
Fibra Uno Administracion SA de CV	2,173,500	7,125,521
Fomento Economico Mexicano SAB de CV ADR	37,200	3,376,644
Fomento Economico Mexicano SAB de CV, Series UBD	1,447,100	13,147,259
Genomma Lab Internacional SA de CV(1)	1,019,300	2,589,008
Grupo Aeroportuario del Pacifico SAB de CV, Class B	442,300	2,662,370
Grupo Aeroportuario del Sureste SAB de CV, Class B	220,600	2,699,759
Grupo Bimbo SA de CV, Series A	2,277,300	6,280,406
Grupo Carso SA de CV, Series A1	957,500	4,878,711
Grupo Elektra SA de CV	74,500	2,132,883
Grupo Financiero Banorte SAB de CV, Class O	3,428,600	22,771,287
Grupo Financiero Inbursa SAB de CV, Class O	4,951,200	12,681,945
Grupo Mexico SAB de CV, Series B	4,508,679	13,578,334
Grupo Simec SA de CV, Series B(1)	133,800	503,895
Grupo Televisa SA ADR	160,800	5,275,848
Grupo Televisa SAB, Series CPO	1,487,900	9,748,928
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,038,200	2,389,421
Industrias CH SAB de CV, Series B(1)	225,500	1,196,209
Industrias Penoles SA de CV	188,600	4,390,948
Inmuebles Carso SAB de CV(1)	714,800	745,246
Kimberly-Clark de Mexico SAB de CV, Class A	1,727,100	4,506,942
Mexichem SAB de CV	1,483,316	5,527,252
Minera Frisco SAB de CV(1)	714,800	1,306,913
Organizacion Soriana SAB de CV, Class B(1)	120,000	347,725
Promotora y Operadora de Infraestructura SAB de CV(1)	348,200	4,862,597
Ternium SA ADR	46,000	1,318,360
TV Azteca SAB de CV, Series CPO	1,240,300	677,850
Urbi Desarrollos Urbanos SAB de CV(1)(2)	2,260,600	135,642
Wal-Mart de Mexico SAB de CV, Series V	5,879,400	14,875,171

		$267,909,334

Morocco — 0.8%
Alliances Developpement Immobilier SA	11,000	$658,943
Attijariwafa Bank	160,000	6,252,429
Banque Centrale Populaire	116,860	2,719,155
Banque Marocaine du Commerce Exterieur (BMCE)	114,517	2,945,592
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	2,860	278,444
Ciments du Maroc	4,580	536,488
Compagnie Generale Immobiliere	9,100	808,137
Delta Holding SA(1)	52,900	208,298
Douja Promotion Groupe Addoha SA	370,934	2,747,642
Holcim Maroc SA	7,774	1,579,384
Label Vie	2,100	349,676
Lafarge Ciments	17,410	3,143,887
Managem	9,862	1,660,522
Maroc Telecom	665,524	8,133,440

Security	Shares	Value
Samir(1)	15,717	$539,412
Sonasid(1)	4,267	541,549
Wafa Assurance	2,730	1,107,172

		$34,210,170

Nigeria — 0.7%
Access Bank PLC	19,423,730	$992,850
Afriland Properties PLC(1)(2)	1,169,236	0
Ashaka Cement PLC	2,154,293	221,256
Dangote Cement PLC	1,608,950	2,267,533
Dangote Flour Mills PLC(1)	2,810,000	135,455
Dangote Sugar Refinery PLC	8,508,432	525,478
Diamond Bank PLC	16,654,000	628,461
Ecobank Transnational, Inc.	12,593,618	1,066,396
Fidelity Bank PLC	22,430,824	272,261
First Bank of Nigeria PLC	32,229,046	2,855,090
First City Monument Bank PLC(1)	23,552,733	519,484
Flour Mills of Nigeria PLC	660,000	275,153
Guaranty Trust Bank PLC	25,061,574	4,092,070
Guiness Nigeria PLC	764,975	814,113
Intercontinental Wapic Insurance PLC(1)	4,144,875	18,106
Lafarge Cement WAPCO Nigeria PLC	2,172,600	1,469,928
Nestle Nigeria PLC	316,060	2,046,293
Nigerian Breweries PLC	3,299,505	3,085,733
Oando PLC	17,611,194	1,756,862
PZ Cussons Nigeria PLC	1,481,250	340,296
Skye Bank PLC	16,027,300	348,376
UAC of Nigeria PLC	6,144,089	2,170,113
UBA Capital PLC	4,676,946	65,470
Unilever Nigeria PLC	2,757,800	821,055
United Bank for Africa PLC	34,626,110	1,456,924
Zenith Bank PLC	25,374,462	3,596,587

		$31,841,343

Oman — 0.7%
Al Anwar Ceramic Tile Co.	324,555	$497,362
Bank Dhofar SAOG	1,701,775	1,441,439
Bank Muscat SAOG	4,050,336	6,530,394
Bank Sohar SAOG	5,416,818	3,209,303
Dhofar International Development & Investment Holding Co.	303,415	419,542
Galfar Engineering & Contracting SAOG	1,882,660	1,213,499
HSBC Bank Oman SAOG	1,709,435	666,289
National Bank of Oman SAOG	1,505,190	1,141,669
Oman Cables Industry SAOG	93,600	598,499
Oman Cement Co. SAOG	741,260	1,494,844
Oman Flour Mills Co. SAOG	561,100	915,225
Oman National Investment Corp. Holdings	272,868	299,363
Oman Telecommunications Co. SAOG	1,240,071	4,800,315
Omani Qatari Telecommunications Co. SAOG	1,590,700	2,347,861
Ominvest	1,368,259	1,309,427
Raysut Cement Co. SAOG	634,209	3,561,111
Renaissance Services SAOG	1,930,523	3,329,204
Shell Oman Marketing Co. SAOG	34,398	179,510

		$33,954,856

Pakistan — 0.9%
Adamjee Insurance Co., Ltd.	1,313,244	$637,818
Azgard Nine, Ltd.(1)	1,954,200	130,746
Bank Alfalah, Ltd.	4,021,538	1,115,955
D.G. Khan Cement Co., Ltd.	1,053,232	936,781

Security	Shares	Value
Engro Corp., Ltd.(1)	1,080,287	$2,175,206
Engro Fertilizers, Ltd.(1)	108,029	72,461
Fauji Fertilizer Bin Qasim, Ltd.	1,184,000	479,257
Fauji Fertilizer Co., Ltd.	1,768,610	2,040,888
Habib Bank, Ltd.	560,017	1,048,460
Hub Power Co., Ltd.	6,688,300	3,909,901
Kot Addu Power Co., Ltd.	1,009,900	633,373
Lucky Cement, Ltd.	878,300	3,182,506
Millat Tractors, Ltd.	162,140	750,466
Muslim Commercial Bank, Ltd.	2,465,230	7,051,823
National Bank of Pakistan	1,284,040	748,647
Nishat Mills, Ltd.	1,142,810	1,338,598
Oil & Gas Development Co., Ltd.	1,890,991	4,834,583
Pakistan Oil Fields, Ltd.	278,600	1,505,536
Pakistan Petroleum, Ltd.	1,298,277	3,067,062
Pakistan State Oil Co., Ltd.	485,020	1,999,738
Pakistan Telecommunication Co., Ltd.	2,612,200	752,330
United Bank, Ltd.	745,745	1,393,749

		$39,805,884

Panama — 0.3%
Copa Holdings SA, Class A	96,700	$13,081,576

		$13,081,576

Peru — 1.5%
Alicorp SA	3,057,200	$9,255,993
Banco Continental SA	391,400	761,191
Casa Grande SAA	99,420	247,886
Cementos Pacasmayo SAA	241,600	443,184
Cia de Minas Buenaventura SA ADR	424,180	5,514,340
Cia Minera Milpo SA	567,882	447,024
Credicorp, Ltd.	123,694	18,461,329
Edegel SA	1,592,100	1,474,429
Edelnor SA	108,248	184,301
Energia del Sur SA	44,784	408,360
Ferreycorp SAA	5,803,179	3,472,606
Grana y Montero SA	1,901,212	6,717,729
Intergroup Financial Services Corp.	62,900	2,012,800
Luz del Sur SAA	484,850	1,597,458
Minsur SA	1,488,259	943,580
Sociedad Minera Cerro Verde SAA(1)	44,121	1,008,165
Southern Copper Corp.	380,627	11,472,098
Union Andina de Cementos SAA	1,014,000	1,300,231
Volcan Cia Minera SA, Class B	5,911,331	2,231,883

		$67,954,587

Philippines — 1.6%
Aboitiz Equity Ventures, Inc.	3,611,100	$4,593,752
Aboitiz Power Corp.	1,176,200	962,952
Alliance Global Group, Inc.	4,540,000	3,179,641
Ayala Corp.	192,195	2,696,118
Ayala Land, Inc.	4,730,800	3,205,927
Ayala Land, Inc., PFC Shares(2)	3,951,800	8,864
Bank of the Philippine Islands	1,270,595	2,590,052
BDO Unibank, Inc.	1,274,481	2,529,365
Bloomberry Resorts Corp.(1)	5,481,900	1,490,064
DMCI Holdings, Inc.	1,733,600	2,797,618
Energy Development Corp.	6,100,000	765,698
Filinvest Land, Inc.	14,494,000	518,612
First Gen Corp.	1,768,322	753,853

Security	Shares	Value
First Philippine Holdings Corp.	228,500	$363,946
Globe Telecom, Inc.	18,040	670,736
Holcim Philippines, Inc.	1,492,000	464,866
International Container Terminal Services, Inc.	746,400	1,813,620
JG Summit Holding, Inc.	4,019,900	4,563,420
Jollibee Foods Corp.	725,800	2,803,279
Lopez Holdings Corp.	4,600,000	470,642
LT Group, Inc.	4,594,700	1,893,207
Manila Electric Co.	271,300	1,709,312
Manila Water Co.	727,400	435,410
Megaworld Corp.	12,596,000	1,318,806
Metro Pacific Investments Corp.	7,682,400	876,508
Metropolitan Bank & Trust Co.	835,191	1,590,623
Petron Corp.	2,555,500	705,336
Philex Mining Corp.	6,094,825	1,226,719
Philex Petroleum Corp.(1)	283,500	58,393
Philippine Long Distance Telephone Co.	83,920	5,424,739
Puregold Price Club, Inc.	1,549,000	1,598,337
Robinsons Land Corp.	2,417,100	1,212,958
San Miguel Corp.	716,000	1,342,145
Semirara Mining Corp.	306,600	2,829,726
SM Investments Corp.	359,172	5,854,969
SM Prime Holdings, Inc.	5,515,999	2,024,940
Top Frontier Investment Holdings, Inc.(1)	71,600	150,289
Universal Robina Corp.	1,463,200	4,804,801
Vista Land & Lifescapes, Inc.	3,675,000	497,755

		$72,797,998

Poland — 3.1%
Agora SA(1)	134,330	$461,681
AmRest Holdings SE(1)	7,766	209,914
Asseco Poland SA	445,726	6,637,001
Bank Handlowy w Warszawie SA	50,570	1,881,781
Bank Millennium SA(1)	687,285	2,019,090
Bank Pekao SA	179,638	11,529,241
Bioton SA(1)	425,302	962,485
Boryszew SA(1)	122,670	178,661
BRE Bank SA	23,504	3,846,132
Budimex SA	25,400	1,181,138
Cinema City International NV(1)	71,200	825,125
Cyfrowy Polsat SA(1)	1,022,728	6,950,329
Enea SA	202,800	1,026,793
Eurocash SA	355,800	4,705,011
Getin Holding SA	378,250	398,753
Getin Noble Bank SA(1)	2,322,186	2,826,403
Globe Trade Centre SA(1)	457,190	1,143,785
Grupa Azoty SA	40,250	798,261
Grupa Lotos SA(1)	101,253	1,305,725
ING Bank Slaski SA(1)	47,450	2,130,224
Jastrzebska Spolka Weglowa SA	51,700	711,779
Kernel Holding SA(1)	97,900	909,861
KGHM Polska Miedz SA(1)	195,580	7,081,544
KOPEX SA	125,900	539,342
LPP SA	1,711	4,433,112
Lubelski Wegiel Bogdanka SA	45,700	1,870,717
Netia SA(1)	1,111,077	1,986,858
NG2 SA	43,900	1,844,772
Orange Polska SA	1,844,550	6,302,475
Orbis SA	30,000	388,481
Polimex-Mostostal SA(1)	9,735,442	290,271

Security	Shares	Value
Polish Oil & Gas	2,349,400	$3,651,674
Polska Grupa Energetyczna SA	1,874,600	13,026,221
Polski Koncern Naftowy Orlen SA	435,500	6,521,129
Powszechna Kasa Oszczednosci Bank Polski SA	1,151,310	15,799,865
Powszechny Zaklad Ubezpieczen SA	86,300	12,241,739
Synthos SA	844,500	1,331,034
Tauron Polska Energia SA	3,279,494	5,809,710
TVN SA	957,538	5,217,438

		$140,975,555

Qatar — 1.5%
Aamal Co. QSC(1)	169,226	$792,865
Barwa Bank(1)(2)	82,170	0
Barwa Real Estate Co.	282,093	2,907,251
Doha Bank, Ltd.	100,995	1,799,763
Gulf International Services QSC	205,956	5,090,753
Industries Qatar	238,919	11,704,666
Masraf Al Rayan	861,150	11,411,267
Ooredoo Q.S.C.	132,696	5,358,135
Qatar Electricity & Water Co.	50,658	2,531,519
Qatar Gas Transport Co., Ltd. (NAKILAT)	574,840	3,787,867
Qatar Insurance Co.	58,875	1,258,810
Qatar International Islamic Bank	45,943	1,061,102
Qatar Islamic Bank	113,487	2,686,751
Qatar National Bank	206,274	10,766,290
Qatar National Cement Co.	11,550	451,139
Qatar National Navigation	52,421	1,414,473
United Development Co.	117,835	827,447
Vodafone Qatar(1)	734,210	3,412,578

		$67,262,676

Romania — 0.7%
Banca Transilvania(1)	16,436,222	$9,227,339
Biofarm Bucuresti	8,351,488	783,878
BRD-Group Societe Generale(1)	3,791,160	9,788,273
OMV Petrom SA	54,160,300	7,710,917
Societatea Nationala de Gaze Naturale ROMGAZ SA(1)	94,300	1,028,457
Transelectrica SA	426,930	2,490,617
TRANSGAZ SA Medias	26,800	1,689,955

		$32,719,436

Russia — 5.5%
Aeroflot-Russian Airlines(1)	352,600	$515,284
CTC Media, Inc.	525,667	4,557,533
Evraz PLC(1)	481,905	785,978
Federal Grid Co. Unified Energy System JSC(1)	702,395,282	1,093,629
Federal Hydrogenerating Co. JSC	188,947,412	2,962,129
Federal Hydrogenerating Co. JSC ADR	348,000	541,487
Globaltrans Investment PLC GDR(3)	136,400	1,299,980
IDGC Holding JSC(1)	55,701,200	674,096
LSR Group GDR(3)	186,400	560,058
LUKOIL OAO ADR	475,277	25,160,890
Magnit OJSC	45,600	8,996,810
Magnit OJSC GDR(3)	199,200	9,426,654
Magnitogorsk Iron & Steel Works GDR(1)(3)	105,708	223,104
Mail.ru Group, Ltd. GDR(1)(3)	169,600	4,619,331
Mechel ADR(1)	378,000	763,560
MegaFon OAO GDR	104,900	2,735,620
MMC Norilsk Nickel	2,386	430,075
MMC Norilsk Nickel ADR	527,324	9,533,579
Mobile TeleSystems OJSC(1)	1,688,728	12,285,157

Security	Shares	Value
Mosenergo	8,811,603	$179,995
NovaTek OAO GDR(3)	81,616	8,438,360
Novolipetsk Steel GDR(3)	97,636	1,137,045
OAO Gazprom	73,400	263,798
OAO Gazprom ADR	5,295,854	38,272,798
OAO Inter Rao Ues(1)	3,521,574,300	728,966
OAO TMK GDR(3)	64,757	515,526
PIK Group GDR(1)	166,400	383,367
Polymetal International PLC	160,500	1,537,036
Rosneft Oil Co. GDR(3)	1,085,850	6,826,842
Rostelecom(1)	924,107	1,990,041
Rostelecom ADR	15,064	192,518
Sberbank of Russia(1)	11,073,488	22,600,535
Sberbank of Russia ADR	1,431,200	12,056,527
Severstal OAO GDR(3)	269,145	1,899,465
Sistema JSFC(1)	3,124,700	3,241,723
Sistema JSFC GDR(3)	41,430	988,896
SOLLERS	24,262	355,395
Surgutneftegas OJSC ADR	965,703	6,848,048
Surgutneftegas OJSC, PFC Shares	8,134,100	5,681,734
Tatneft ADR	210,366	7,232,914
TGK-2(1)	13,779,634	358
Transneft, PFC Shares	1,847	4,084,257
United Co. RUSAL PLC(1)	744,000	326,164
Uralkali OJSC GDR(3)	273,925	6,075,769
VimpelCom, Ltd. ADR	562,884	4,728,226
VTB Bank OJSC GDR(3)	4,248,070	9,018,758
X5 Retail Group NV GDR(1)	472,594	8,330,144
Yandex NV, Class A(1)	385,400	10,213,100

		$251,313,259

Slovenia — 0.7%
Gorenje DD(1)	301,465	$2,216,283
KRKA DD	134,205	11,843,624
Luka Koper	118,550	2,524,558
Mercator Poslovni Sistem(1)	18,415	1,929,041
Petrol	9,494	3,673,836
Reinsurance Co. Sava, Ltd.(1)	159,037	2,495,634
Sava DD(1)	18,004	34,075
Telekom Slovenije DD	18,842	3,451,283
Zavarovalnica Triglav DD	123,739	3,952,801

		$32,121,135

South Africa — 6.2%
Adcock Ingram Holdings, Ltd.	138,900	$804,832
AECI, Ltd.	73,130	816,805
African Bank Investments, Ltd.	1,246,994	1,478,701
African Rainbow Minerals, Ltd.	94,900	1,786,884
Allied Electronics Corp., Ltd., PFC Shares	186,200	424,680
Anglo Platinum, Ltd.(1)	58,680	2,794,050
AngloGold Ashanti, Ltd.(1)	341,471	6,172,815
Aquarius Platinum, Ltd.(1)	173,100	63,000
Arcelormittal South Africa, Ltd.(1)	50,577	178,004
Aspen Pharmacare Holdings, Ltd.	212,931	5,675,322
Aveng, Ltd.(1)	939,990	2,019,670
AVI, Ltd.	206,400	1,138,852
Barclays Africa Group, Ltd.	267,950	3,925,217
Barloworld, Ltd.	643,720	7,022,462
Bidvest Group, Ltd.	598,396	16,430,658
Capital Property Fund	1,259,064	1,269,450
Capitec Bank Holdings, Ltd.	26,400	571,360

Security	Shares	Value
Clicks Group, Ltd.	147,300	$898,142
DataTec, Ltd.(1)	140,700	707,092
Discovery Holdings, Ltd.	294,845	2,559,727
FirstRand, Ltd.	1,817,650	6,687,843
Foschini, Ltd.	156,100	1,613,292
Gold Fields, Ltd.	681,677	2,893,250
Grindrod, Ltd.	340,300	805,846
Group Five, Ltd.	81,460	335,069
Growthpoint Properties, Ltd.	1,017,100	2,351,195
Harmony Gold Mining Co., Ltd.(1)	374,410	1,230,489
Hyprop Investments, Ltd.	92,800	693,981
Illovo Sugar, Ltd.	174,700	481,744
Impala Platinum Holdings, Ltd.	490,598	5,530,650
Imperial Holdings, Ltd.	149,080	2,780,433
Investec, Ltd.	206,500	1,817,494
JD Group, Ltd.	103,590	270,673
JSE, Ltd.	105,800	970,658
Kumba Iron Ore, Ltd.	66,960	2,384,765
Kumba Resources, Ltd.	118,010	1,610,724
Lewis Group, Ltd.	62,700	372,199
Liberty Holdings, Ltd.	126,000	1,511,383
Life Healthcare Group Holdings, Ltd.	741,700	2,949,404
Massmart Holdings, Ltd.	65,350	866,178
Mediclinic International, Ltd.	237,520	1,661,413
MMI Holdings, Ltd.	873,296	2,195,614
Mondi, Ltd.	91,130	1,517,461
Mr. Price Group, Ltd.	146,900	2,213,498
MTN Group, Ltd.	2,395,440	48,056,853
Murray & Roberts Holdings, Ltd.(1)	851,250	1,993,313
Nampak, Ltd.	465,438	1,736,391
Naspers, Ltd., Class N	276,242	26,104,663
Nedbank Group, Ltd.	148,030	3,173,304
Netcare, Ltd.	777,350	1,885,724
Northam Platinum, Ltd.(1)	207,738	810,900
Pick’n Pay Stores, Ltd.	223,470	1,276,889
PPC, Ltd.	468,427	1,362,898
Redefine Properties, Ltd.	2,205,400	2,084,811
Remgro, Ltd.	330,100	6,647,575
Reunert, Ltd.	382,460	2,513,348
RMB Holdings, Ltd.	568,400	2,727,488
RMI Holdings	562,900	1,606,017
Sanlam, Ltd.	1,292,190	6,922,444
Sappi, Ltd.(1)	415,236	1,316,269
Sasol, Ltd.	445,050	24,942,518
Shoprite Holdings, Ltd.	250,900	4,197,252
Sibanye Gold, Ltd.	800,277	2,067,141
Spar Group, Ltd.	99,800	1,172,582
Standard Bank Group, Ltd.	851,021	11,181,520
Steinhoff International Holdings, Ltd.	1,066,540	5,542,105
Sun International, Ltd.	30,482	301,295
Telkom South Africa, Ltd.(1)	253,050	905,442
Tiger Brands, Ltd.	128,800	3,445,662
Tongaat-Hulett	70,800	841,747
Truworths International, Ltd.	300,800	2,416,713
Vodacom Group (Pty), Ltd.	613,500	7,321,602
Wilson Bayly Holmes-Ovcon, Ltd.	98,500	1,273,772
Woolworths Holdings, Ltd.	459,909	3,130,010

		$281,441,227

South Korea — 6.0%
AMOREPACIFIC Corp.	1,388	$1,794,858

Security	Shares	Value
Asiana Airlines, Inc.(1)	92,200	$439,893
BS Financial Group, Inc.	116,970	1,790,928
Celltrion, Inc.(1)	36,202	1,688,136
Cheil Industries, Inc.	34,600	2,209,505
Cheil Worldwide, Inc.(1)	51,100	1,243,800
CJ CheilJedang Corp.	4,296	1,289,839
CJ Corp.	6,100	738,787
CJ O Shopping Co., Ltd.	3,130	1,106,496
Daelim Industrial Co., Ltd.	8,650	705,822
Daewoo Engineering & Construction Co., Ltd.(1)	65,741	545,366
Daewoo Industrial Development Co., Ltd.(1)(2)	3,657	29,073
Daewoo International Corp.	21,675	760,246
Daewoo Securities Co., Ltd.(1)	125,693	1,032,708
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	27,380	794,643
Daum Communications Corp.	5,600	406,472
DGB Financial Group Co., Ltd.	65,650	995,952
Dong-A Pharmaceutical Co., Ltd.	2,407	303,073
Dong-A ST Co., Ltd.	4,078	418,882
Dongbu Insurance Co., Ltd.	36,640	2,025,047
Dongkuk Steel Mill Co., Ltd.	27,430	263,860
Doosan Corp.	3,160	407,316
Doosan Heavy Industries & Construction Co., Ltd.	23,400	790,948
Doosan Infracore Co., Ltd.(1)	34,600	418,387
E-Mart Co., Ltd.	7,728	1,767,133
GS Engineering & Construction Corp.(1)	15,070	531,703
GS Holdings Corp.	38,400	1,791,899
Hana Financial Group, Inc.	151,951	5,361,752
Hanjin Kal Corp.(1)	7,983	171,397
Hanjin Shipping Co., Ltd.(1)	60,891	356,998
Hankook Tire Co., Ltd.	21,623	1,254,520
Hanmi Pharmaceutical Co., Ltd.(1)	7,711	870,372
Hansol Paper Co., Ltd.	60,500	666,359
Hanwha Chemical Corp.	81,490	1,444,137
Hanwha Corp.	34,490	1,005,349
Hite-Jinro Co., Ltd.	20,121	487,872
Honam Petrochemical Corp.	11,770	1,863,218
Hynix Semiconductor, Inc.(1)	162,890	6,351,643
Hyosung Corp.	21,380	1,527,454
Hyundai Department Store Co., Ltd.	7,615	981,973
Hyundai Development Co.	29,900	857,249
Hyundai Engineering & Construction Co., Ltd.	22,070	1,194,866
Hyundai Glovis Co., Ltd.	13,870	3,271,566
Hyundai Heavy Industries Co., Ltd.	13,270	2,494,947
Hyundai Hysco Co., Ltd.	10,067	535,890
Hyundai Marine & Fire Insurance Co., Ltd.	38,700	1,135,438
Hyundai Merchant Marine Co., Ltd.(1)	48,500	487,712
Hyundai Mipo Dockyard Co., Ltd.	3,775	515,380
Hyundai Mobis	19,100	5,456,555
Hyundai Motor Co.	56,700	12,642,198
Hyundai Securities Co., Ltd.(1)	43,870	295,774
Hyundai Steel Co.	50,817	3,329,749
Hyundai Wia Corp.	5,400	890,355
Industrial Bank of Korea	96,580	1,189,603
Kangwon Land, Inc.	50,840	1,470,546
KB Financial Group, Inc.	198,011	6,773,717
KCC Corp.	2,345	1,169,394
Kia Motors Corp.	86,120	4,778,126
Korea Electric Power Corp.	173,220	6,623,025
Korea Express Co., Ltd.(1)	4,349	459,627
Korea Gas Corp.(1)	17,570	1,052,208

Security	Shares	Value
Korea Investment Holdings Co., Ltd.	21,590	$793,004
Korea Zinc Co., Ltd.	8,940	2,945,943
Korean Air Lines Co., Ltd.(1)	28,110	903,859
Korean Reinsurance Co.	78,574	776,577
KT Corp.	69,653	2,220,128
KT Corp. ADR	16,800	267,288
KT&G Corp.	42,315	3,391,210
Kumho Petro Chemical Co., Ltd.	12,900	1,093,848
LG Chem, Ltd.	24,918	6,360,535
LG Corp.	43,010	2,398,308
LG Display Co., Ltd.(1)	71,100	1,893,656
LG Electronics, Inc.	39,320	2,618,946
LG Hausys, Ltd.	2,858	504,553
LG Household & Health Care, Ltd.	3,550	1,625,533
LG International Corp.	20,600	610,368
LG Life Sciences, Ltd.(1)	11,000	381,180
LG Uplus Corp.	154,920	1,525,782
LIG Insurance Co., Ltd.	28,900	847,191
Lotte Shopping Co., Ltd.	5,065	1,570,785
LS Corp.	7,030	551,413
LS Industrial Systems Co., Ltd.	9,200	588,443
Macquarie Korea Infrastructure Fund	196,315	1,215,735
Mirae Asset Securities Co., Ltd.	15,680	644,249
Naver Corp.	8,556	6,161,319
NCsoft Corp.	5,150	1,024,743
NHN Entertainment Corp.(1)	4,718	385,950
Nong Shim Co., Ltd.	2,500	744,149
OCI Co., Ltd.(1)	15,570	2,735,984
ORION Corp.	1,700	1,298,861
POSCO	44,027	13,006,820
S-Oil Corp.	29,385	1,719,698
S1 Corp.	9,450	718,793
Samsung C&T Corp.	32,720	2,057,687
Samsung Card Co., Ltd.	20,460	743,152
Samsung Electro-Mechanics Co., Ltd.	17,390	1,117,679
Samsung Electronics Co., Ltd.	36,500	47,594,552
Samsung Engineering Co., Ltd.(1)	12,600	945,839
Samsung Fine Chemicals Co., Ltd.	18,150	725,051
Samsung Fire & Marine Insurance Co., Ltd.	22,985	5,459,644
Samsung Heavy Industries Co., Ltd.	42,450	1,162,810
Samsung Life Insurance Co., Ltd.	59,400	5,528,378
Samsung SDI Co., Ltd.	13,350	1,960,400
Samsung Securities Co., Ltd.	34,040	1,300,839
Samsung Techwin Co., Ltd.	14,795	830,663
Shinhan Financial Group Co., Ltd.	242,903	10,602,325
Shinsegae Co., Ltd.	5,075	1,101,831
SK Broadband Co., Ltd.(1)	155,846	646,389
SK C&C Co., Ltd.	7,100	974,596
SK Chemicals Co., Ltd.	15,660	913,332
SK Holdings Co., Ltd.	6,715	1,191,108
SK Innovation Co., Ltd.	38,379	4,396,673
SK Networks Co., Ltd.(1)	64,010	590,149
SK Telecom Co., Ltd.	28,168	5,832,323
STX Pan Ocean Co., Ltd.(1)	2,739	9,138
TONGYANG Securities, Inc.	78,565	175,084
Woongjin Coway Co., Ltd.	22,950	1,814,003
Woori Finance Holdings Co., Ltd.(1)	216,660	2,442,746
Woori Investment & Securities Co., Ltd.	78,408	664,067
Yuhan Corp.	4,368	768,345
Zyle Motor Sales Corp.(1)(2)	5,113	29,073

		$270,360,468

Security	Shares	Value
Sri Lanka — 0.0%(4)
Aitken Spence PLC	266,632	$201,857
Commercial Bank of Ceylon PLC	67,625	65,727
Distilleries Co. of Sri Lanka PLC	128,719	202,838
John Keells Holdings PLC	367,507	667,624
National Development Bank PLC	145,976	217,406
Sampath Bank PLC	145,247	214,491

		$1,569,943

Taiwan — 6.2%
Acer, Inc.(1)	1,854,990	$1,147,119
Advanced Semiconductor Engineering, Inc.	2,915,135	3,394,565
Ambassador Hotel	298,000	274,969
AmTRAN Technology Co., Ltd.	650,067	450,175
Asia Cement Corp.	1,855,251	2,440,759
Asia Optical Co., Inc.(1)	658,907	657,660
Asustek Computer, Inc.	354,325	3,663,377
AU Optronics Corp.(1)	4,898,837	1,862,374
Capital Securities Corp.	711,928	244,186
Catcher Technology Co., Ltd.	375,647	3,171,802
Cathay Financial Holding Co., Ltd.	4,272,889	6,041,800
Chailease Holding Co., Ltd.	371,700	885,407
Chang Hwa Commercial Bank	2,646,571	1,538,666
Cheng Shin Rubber Industry Co., Ltd.	1,614,672	4,637,641
Chicony Electronics Co., Ltd.	334,248	870,435
Chimei Innolux Corp.(1)	4,571,281	1,579,150
China Airlines, Ltd.(1)	2,591,887	867,468
China Development Financial Holding Corp.	7,962,050	2,283,586
China Life Insurance Co., Ltd.	1,709,684	1,497,814
China Motor Corp.	881,315	798,269
China Petrochemical Development Corp.	3,333,659	1,314,429
China Steel Corp.	8,601,700	7,228,101
Chipbond Technology Corp.	513,000	878,640
Chong Hong Construction Co., Ltd.	167,800	463,521
Chunghwa Telecom Co., Ltd.	2,915,746	9,117,687
Clevo Co.	394,155	726,567
Compal Electronics, Inc.	2,454,345	1,751,007
Coretronic Corp.	649,505	775,647
CTBC Financial Holding Co., Ltd.	7,756,398	4,614,820
Delta Electronics, Inc.	796,105	4,887,826
Dynapack International Technology Corp.	183,374	478,430
E Ink Holdings, Inc.(1)	1,234,000	822,436
E.Sun Financial Holding Co., Ltd.	3,484,871	2,107,860
Elan Microelectronics Corp.	345,300	639,526
Epistar Corp.(1)	526,472	1,152,107
EVA Airways Corp.(1)	1,442,118	731,529
Evergreen International Storage & Transport Corp.	868,000	532,718
Evergreen Marine Corp.(1)	2,081,252	1,183,249
Everlight Electronics Co., Ltd.	406,291	952,095
Far Eastern Department Stores, Ltd.	2,016,662	1,878,632
Far Eastern New Century Corp.	1,778,105	1,821,943
Far EasTone Telecommunications Co., Ltd.	1,673,074	3,617,496
Faraday Technology Corp.	406,880	554,611
Feng Hsin Iron & Steel Co., Ltd.	183,260	307,265
First Financial Holding Co., Ltd.	3,873,253	2,272,093
Formosa Chemicals & Fibre Corp.	2,491,399	6,033,104
Formosa International Hotels Corp.	132,363	1,556,762
Formosa Petrochemical Corp.	1,005,320	2,528,569
Formosa Plastics Corp.	3,346,896	8,636,271
Formosa Taffeta Co., Ltd.	842,000	880,576
Formosan Rubber Group, Inc.	433,000	405,504
Foxconn International Holdings, Ltd.(1)	1,391,000	751,331

Security	Shares	Value
Foxconn Technology Co., Ltd.	527,059	$1,311,440
Fubon Financial Holding Co., Ltd.	3,531,596	4,570,879
Giant Manufacturing Co., Ltd.	352,208	2,757,738
Gintech Energy Corp.(1)	731,649	753,057
Goldsun Development & Construction Co., Ltd.	1,672,928	590,651
Great Wall Enterprise Co., Ltd.	716,068	741,885
Highwealth Construction Corp.	305,164	681,345
Hon Hai Precision Industry Co., Ltd.	3,933,991	11,298,268
Hotai Motor Co., Ltd.	278,000	3,261,971
HTC Corp.	392,798	2,020,021
Hua Nan Financial Holdings Co., Ltd.	3,878,926	2,185,260
Inventec Co., Ltd.	2,015,966	1,858,894
Kinsus Interconnect Technology Corp.	182,000	688,153
Largan Precision Co., Ltd.	57,795	3,618,476
Lite-On Technology Corp.	1,019,083	1,558,964
Macronix International Corp., Ltd.(1)	1,202,873	283,693
MediaTek, Inc.	434,462	6,808,013
Mega Financial Holding Co., Ltd.	4,098,035	3,137,380
Merida Industry Co., Ltd.	370,150	2,481,635
Motech Industries, Inc.(1)	629,451	1,066,770
Nan Kang Rubber Tire Co., Ltd.(1)	1,153,253	1,311,086
Nan Ya Plastics Corp.	3,893,214	8,537,237
Neo Solar Power Corp.(1)	685,542	814,062
Novatek Microelectronics Corp., Ltd.	373,942	1,733,384
Pegatron Corp.	925,028	1,403,731
Phison Electronics Corp.	112,363	765,182
Pou Chen Corp.	2,417,819	3,078,575
Powertech Technology, Inc.	547,865	886,681
President Chain Store Corp.	619,664	4,610,991
Quanta Computer, Inc.	1,417,508	3,889,328
Radiant Opto-Electronics Corp.	281,264	1,133,991
Radium Life Tech Co., Ltd.	608,826	477,167
Realtek Semiconductor Corp.	429,002	1,224,828
RichTek Technology Corp.	101,478	583,081
Ruentex Development Co., Ltd.	657,306	1,164,866
Ruentex Industries, Ltd.	1,233,060	2,932,492
Sanyang Industrial Co., Ltd.	1,819,866	1,666,495
Shin Kong Financial Holding Co., Ltd.	4,539,440	1,374,936
Shin Kong Synthetic Fibers Corp.	1,321,483	425,470
Siliconware Precision Industries Co., Ltd.	1,540,243	2,282,283
Simplo Technology Co., Ltd.	205,889	1,072,593
Sino-American Silicon Products, Inc.(1)	576,233	966,878
SinoPac Financial Holdings Co., Ltd.	4,417,872	1,972,049
Solar Applied Materials Technology Corp.	336,245	298,933
Synnex Technology International Corp.	730,818	1,137,340
Tainan Spinning Co., Ltd.	905,338	609,115
Taishin Financial Holdings Co., Ltd.	4,917,710	2,233,620
Taiwan Business Bank(1)	1,937,164	565,225
Taiwan Cement Corp.	2,568,850	4,081,741
Taiwan Cooperative Financial Holding Co., Ltd.	3,331,731	1,772,372
Taiwan Fertilizer Co., Ltd.	816,000	1,623,819
Taiwan Glass Industry Corp.	542,564	496,713
Taiwan Mobile Co., Ltd.	1,805,784	5,828,823
Taiwan Semiconductor Manufacturing Co., Ltd.	6,491,465	25,507,272
Taiwan Tea Corp.(1)	395,711	245,434
Tatung Co., Ltd.(1)	2,377,785	753,523
Teco Electric & Machinery Co., Ltd.	1,099,000	1,195,118
Tong Yang Industry Co., Ltd.	758,608	1,088,783
TPK Holding Co., Ltd.	155,148	1,185,235
Tripod Technology Corp.	396,535	781,590
TSRC Corp.	660,060	969,258

Security	Shares	Value
TTY Biopharm Co., Ltd.	500,778	$1,567,608
Tung Ho Steel Enterprise Corp.	991,060	845,909
U-Ming Marine Transport Corp.	186,000	313,213
Uni-President Enterprises Corp.	3,814,252	6,457,519
Unimicron Technology Corp.	948,000	806,909
United Microelectronics Corp.	5,337,090	2,327,052
Walsin Lihwa Corp.(1)	1,921,000	631,049
Wan Hai Lines, Ltd.	518,962	258,963
Waterland Financial Holdings	1,061,384	332,748
Wei Chuan Food Corp.	623,000	926,964
Wintek Corp.(1)	1,892,877	634,408
Wistron Corp.	1,461,102	1,220,902
WPG Holdings Co., Ltd.	919,489	1,131,181
Yageo Corp.	551,600	262,654
Yang Ming Marine Transport(1)	1,868,755	765,359
Yieh Phui Enterprise(1)	1,687,553	521,714
Young Fast Optoelectronics Co., Ltd.	147,302	143,359
Yuanta Financial Holding Co., Ltd.	5,532,938	2,761,955
Yuen Foong Yu Paper Manufacturing Co., Ltd.	899,120	396,399
Yulon Motor Co., Ltd.	1,342,809	2,089,571

		$280,660,803

Thailand — 3.0%
Advanced Info Service PCL(5)	1,829,700	$13,718,733
Airports of Thailand PCL(5)	667,400	4,030,600
AP Thailand PCL(5)	2,877,000	507,648
Bangkok Bank PCL	252,500	1,472,629
Bangkok Bank PCL(5)	235,700	1,378,486
Bangkok Dusit Medical Services PCL(5)	5,594,000	2,567,788
Bangkok Land PCL(5)	9,100,500	459,668
Banpu PCL(5)	1,134,000	1,053,385
BEC World PCL(5)	1,752,100	2,967,974
Berli Jucker PCL(5)	1,391,100	2,058,398
Big C Supercenter PCL(5)	268,600	1,580,452
BTS Group Holdings PCL	6,774,200	1,751,369
Bumrungrad Hospital PCL(5)	899,500	2,733,580
Central Pattana PCL(5)	1,562,400	2,193,905
CH. Karnchang PCL(5)	1,608,800	923,079
Charoen Pokphand Foods PCL(5)	4,351,000	3,638,560
CP ALL PCL(5)	5,769,900	7,499,919
Delta Electronics (Thailand) PCL(5)	1,345,400	2,376,651
Electricity Generating PCL(5)	316,200	1,286,002
Glow Energy PCL(5)	877,300	2,110,558
Hana Microelectronics PCL(5)	1,397,700	1,394,772
Home Product Center PCL(5)	2,934,628	813,396
Indorama Ventures PCL(5)	2,106,900	1,553,462
IRPC PCL(5)	12,191,400	1,388,157
Italian-Thai Development PCL(1)(5)	9,648,906	1,102,011
Kasikornbank PCL(5)	1,176,800	7,166,562
Khon Kaen Sugar Industry PCL(5)	1,832,000	793,623
Kiatnakin Bank PCL(5)	301,600	401,510
Krung Thai Bank PCL(5)	3,910,200	2,192,804
L.P.N. Development PCL(5)	1,255,000	676,921
Land & Houses PCL(5)	2,593,500	795,838
Minor International PCL(5)	2,557,797	1,948,737
Pruksa Real Estate PCL(5)	1,602,000	1,113,326
PTT Exploration & Production PCL(5)	1,476,598	7,288,186
PTT Global Chemical PCL(5)	1,844,950	3,982,411
PTT PCL(5)	903,760	8,749,856
Quality House PCL(5)	8,677,625	878,242
Ratchaburi Electricity Generating Holding PCL(5)	676,000	1,113,790
Samart Corp. PCL(5)	1,846,300	1,178,240
Siam Cement PCL (The)(5)	311,300	4,204,188

Security	Shares	Value
Siam City Cement PCL(5)	63,690	$760,799
Siam Commercial Bank PCL(5)	1,626,100	8,337,184
Sino Thai Engineering & Construction PCL(5)	2,449,157	1,412,385
Thai Airways International PCL(1)(5)	1,332,800	536,535
Thai Beverage PCL	13,827,000	6,523,891
Thai Oil PCL(5)	857,600	1,386,921
Thai Union Frozen Products PCL(5)	1,086,302	2,353,978
Thanachart Capital PCL(5)	779,400	839,152
Thoresen Thai Agencies PCL(1)(5)	1,714,252	1,098,954
TMB Bank PCL(5)	27,016,400	1,923,658
Total Access Communication PCL(5)	1,130,500	4,329,715
TPI Polene PCL(5)	1,115,200	410,817
True Corp. PCL(1)(5)	8,208,197	1,718,474
TTW PCL(5)	3,598,200	1,112,541

		$137,790,420

Turkey — 3.5%
Akbank TAS	3,146,933	$11,047,992
Akcansa Cimento AS	126,800	740,864
Akenerji Elektrik Uretim AS	598,472	366,708
Aksa Akrilik Kimya Sanayii AS	185,209	645,923
Albaraka Turk Katilim Bankasi AS	522,467	414,815
Anadolu Efes Biracilik ve Malt Sanayii AS	359,039	4,306,068
Arcelik AS	524,754	3,243,612
Asya Katilim Bankasi AS(1)	944,900	729,364
Aygaz AS	191,813	794,114
Bagfas Bandirma Gubre Fabrikalari AS(1)	40,900	826,584
BIM Birlesik Magazalar AS	403,820	9,347,850
Cimsa Cimento Sanayi ve Ticaret AS	141,400	825,941
Coca-Cola Icecek AS	141,600	3,325,631
Dogan Sirketler Grubu Holding AS(1)	4,298,609	1,471,004
Dogan Yayin Holding AS(1)	2,624,303	636,215
Eczacibasi Ilac Sanayi ve Ticaret AS	557,300	610,898
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,927,700	3,844,405
Enka Insaat ve Sanayi AS	1,663,355	5,056,194
Eregli Demir ve Celik Fabrikalari TAS	5,387,451	7,496,508
Ford Otomotiv Sanayi AS	128,600	1,455,160
Gubre Fabrikalari TAS(1)	490,400	976,476
Haci Omer Sabanci Holding AS	1,437,018	6,083,762
Ihlas Holding AS(1)	4,223,700	681,343
Is Gayrimenkul Yatirim Ortakligi AS	553,650	362,858
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	4,080,528	2,930,896
KOC Holding AS	2,114,960	9,477,503
Koza Altin Isletmeleri AS	152,600	1,530,234
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	780,100	941,313
Petkim Petrokimya Holding AS(1)	1,455,661	2,075,772
Sekerbank TAS(1)	747,999	699,814
TAV Havalimanlari Holding AS	440,300	3,535,240
Tekfen Holding AS	888,117	2,248,967
Tofas Turk Otomobil Fabrikasi AS	252,600	1,550,405
Trakya Cam Sanayii AS	1,385,367	1,580,104
Tupras-Turkiye Petrol Rafinerileri AS	368,970	8,347,153
Turcas Petrolculuk AS	395,759	483,711
Turk Hava Yollari Anonim Ortakligi (THY) AS	1,718,245	5,516,937
Turk Sise ve Cam Fabrikalari AS	2,382,662	2,990,844
Turk Telekomunikasyon AS	1,348,500	4,058,898
Turkcell Iletisim Hizmetleri AS(1)	1,856,400	10,842,251
Turkiye Garanti Bankasi AS	3,413,200	12,573,197
Turkiye Halk Bankasi AS	1,017,500	6,841,277
Turkiye Is Bankasi	2,426,907	5,739,607
Turkiye Sinai Kalkinma Bankasi AS	476,663	433,019
Turkiye Vakiflar Bankasi TAO	1,413,300	2,968,095

Security	Shares	Value
Ulker Gida Sanayi ve Ticaret AS	277,059	$2,123,194
Yapi ve Kredi Bankasi AS	953,085	1,992,631
Yazicilar Holding AS	156,400	1,428,563
Zorlu Enerji Elektrik Uretim AS(1)	299,054	161,788

		$158,361,702

Ukraine — 0.1%
Astarta Holding NV(1)	43,910	$594,928
Avangardco Investments Public, Ltd. GDR(1)(3)	53,218	477,848
Ferrexpo PLC	1,008,205	2,486,812
MHP SA GDR(3)	91,701	1,077,003

		$4,636,591

United Arab Emirates — 1.5%
Aabar Investments (PJSC)(1)(2)	2,497,440	$0
Abu Dhabi Commercial Bank (PJSC)	2,305,000	4,883,160
Abu Dhabi National Hotels	718,461	645,821
Agthia Group (PJSC)	1,252,100	1,773,144
Air Arabia (PJSC)	5,378,500	1,938,881
Ajman Bank (PJSC)(1)	709,500	610,351
Aldar Properties (PJSC)	3,314,659	3,636,950
Amlak Finance (PJSC)(1)(2)	227,500	0
Arabtec Holding Co.(1)	5,763,436	14,098,686
DP World, Ltd.	534,316	9,891,192
Dubai Financial Market	2,424,500	2,410,655
Dubai Investments (PJSC)	749,225	891,036
Emaar Properties (PJSC)	3,362,300	9,998,796
First Gulf Bank (PJSC)	1,133,712	5,358,909
National Bank of Abu Dhabi (PJSC)	1,873,349	7,283,600
Ras Al Khaimah Properties (PJSC)	1,276,300	434,577
Union National Bank	1,523,438	2,985,372
Waha Capital (PJSC)	1,383,494	1,134,050

		$67,975,180

Vietnam — 0.8%
Bank for Foreign Trade of Vietnam JSC(1)	1,353,440	$1,851,003
Baoviet Holdings	676,500	1,179,408
Development Investment Construction Corp.(1)	220,934	175,324
FPT Corp.	676,666	2,201,579
Gemadept Corp.	312,000	453,274
Hagl, JSC	1,488,938	1,839,674
HCM City Infrastructure Investment JSC	547,500	709,552
Hoa Phat Group JSC	1,425,231	3,360,022
Kim Long Securities Corp.	1,377,700	770,821
Kinh Bac City Development Share Holding Corp.(1)	328,860	175,137
Kinhdo Corp.	606,900	1,612,818
Masan Group Corp.(1)	315,390	1,433,665
PetroVietnam Construction JSC(1)	919,725	223,436
PetroVietnam Drilling and Well Services JSC	645,791	2,599,386
PetroVietnam Fertilizer and Chemical JSC	880,500	1,444,945
PetroVietnam Technical Services JSC	1,713,000	2,117,753
Pha Lai Thermal Power JSC	483,390	475,696
Phu Nhuan Jewelry JSC	181,200	266,747
Refrigeration Electrical Engineering Corp.	1,182,100	1,537,914
Saigon Securities, Inc.	882,600	1,118,023
Song Da Urban & Industrial Zone Investment and Development JSC(1)	153,250	177,547
Tan Tao Investment Industry Co.(1)	1,554,838	619,315
Vietnam Construction and Import-Export JSC(1)	621,655	413,403
Vietnam Dairy Products JSC	519,727	3,432,729
Vietnam Joint Stock Commercial Bank for Industry and Trade	2,825,273	2,119,832

Security		Shares	Value
Vincom JSC(1)		1,176,119	$3,633,643

			$35,942,646

Total Common Stocks (identified cost $4,074,474,460)			$4,425,418,446

Equity-Linked Securities(6)(7) — 0.9%

Security	Maturity Date	Shares	Value
Saudi Arabia — 0.9%
Abdullah Al Othaim Markets	8/13/14	36,000	$845,887
Al Abdullatif Industrial Investment Co.	5/4/15	64,200	735,206
Al Rajhi Bank	2/16/15	149,493	2,565,950
Al Tayyar	7/2/15	52,625	2,209,954
Alinma Bank	2/23/15	250,600	1,227,777
Almarai Co.	11/24/14	59,399	1,086,856
Arab National Bank	5/11/15	70,000	517,930
Bank Albilad	4/30/15	83,166	947,963
Banque Saudi Fransi	2/23/15	100,840	807,955
Dar Al Arkan Real Estate Development	8/10/15	185,500	635,560
Etihad Etissalat Co.	12/5/14	134,038	3,408,580
Fawaz Abdulaziz Alhokair Co.	2/23/15	30,000	1,522,797
Jarir Marketing Co.	5/4/15	25,425	1,366,835
Mobile Telecommunications Co.	5/4/15	227,977	609,371
National Industrialization Co.	5/4/15	156,903	1,315,718
Rabigh Refining and Petrochemicals Co.	10/13/14	92,400	691,060
Riyad Bank	12/15/14	80,600	751,091
Sahara Petrochemical Co.	9/21/15	122,800	661,388
Samba Financial Group	2/10/15	109,344	1,180,762
Saudi Airlines Catering Co.	8/3/15	5,500	239,035
Saudi Arabian Amiantit Co.	5/11/15	106,500	479,900
Saudi Arabian Fertilizer Co.	5/11/15	28,633	1,234,873
Saudi Arabian Mining Co.	5/11/15	54,900	534,287
Saudi Basic Industries Corp.	2/23/15	107,696	3,273,517
Saudi British Bank	3/27/15	62,300	802,318
Saudi Cable Co.	8/10/15	97,900	347,173
Saudi Cement Co.	8/10/15	25,900	745,822
Saudi Chemical Co.	5/1/15	25,900	490,308
Saudi Electricity Co.	3/27/15	268,400	1,048,397
Saudi Industrial Investment Group	3/27/15	95,000	904,276
Saudi International Petrochemical Co.	3/27/15	40,200	327,988
Saudi Kayan Petrochemical Co.	3/27/15	247,500	1,072,368
Saudi Telecom Co.	5/11/15	98,200	1,721,544
Savola Group	2/2/15	115,300	2,144,292
Yanbu National Petrochemical Co.	3/9/15	51,400	942,208

Total Equity-Linked Securities (identified cost $28,212,502)			$39,396,946

Investment Funds — 0.1%

Security		Shares	Value
Vietnam Enterprise Investments, Ltd.(1)		1,239,727	$3,595,208

Total Investment Funds (identified cost $5,027,204)			$3,595,208

Rights(1) — 0.0%(4)

Security	Shares	Value
AMBEV SA, Exp. 5/29/14	3,021	$454
Aquarius Platinum, Ltd., Exp. 5/14/14	346,200	43,255
Egypt Kuwait Holding Co., Exp. 5/1/14	289,017	52,023
GS Engineering & Construction Corp., Exp. 6/3/14	4,865	40,963
Invexans SA, Exp. 5/23/14	10,201,305	0
Klabin SA, PFC shares, Exp. 5/23/14	7,882	353
Samart Corp. PCL, Exp. 5/2/14	36,693	0

Total Rights (identified cost $464,155)		$137,048

Warrants(1) — 0.0%(4)

Security	Shares	Value
Land & Houses PCL, Exp. 5/5/17, Strike THB 3.50	518,700	$102,586
Malaysian Resources Corp. Bhd, Exp. 9/16/18, Strike MYR 2.30	1	0
Thoresen Thai Agencies PCL, Exp. 2/28/17, Strike THB 18.50	131,866	24,450

Total Warrants (identified cost $0)		$127,036

Short-Term Investments — 0.6%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 5/1/14	$27,062	$27,061,901

Total Short-Term Investments (identified cost $27,061,901)		$27,061,901

Total Investments — 99.4% (identified cost $4,135,240,222)		$4,495,736,585

Other Assets, Less Liabilities — 0.6%		$27,273,179

Net Assets — 100.0%		$4,523,009,764

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

BDR	-	Brazilian Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

MYR	-	Malaysian Ringgit

THB	-	Thai Baht

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2014, the aggregate value of these securities is $80,002,493 or 1.8% of the Fund’s net assets.

(4)	Amount is less than 0.05%.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2014, the aggregate value of these securities is $39,396,946 or 0.9% of the Fund’s net assets.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	12.6%	$569,268,056
Hong Kong Dollar	8.1	365,194,699
Indian Rupee	6.8	306,161,256
South African Rand	6.2	281,378,227
New Taiwan Dollar	6.2	279,909,472
South Korean Won	6.0	270,134,143
Brazilian Real	5.8	263,303,398
Mexican Peso	4.9	223,689,000
New Turkish Lira	3.5	158,361,702
Polish Zloty	3.1	141,570,483
Malaysian Ringgit	3.1	141,279,474
Indonesian Rupiah	3.0	134,495,233
Thai Baht	2.9	129,854,349
Chilean Peso	2.8	128,330,499
Euro	2.3	103,451,663
Egyptian Pound	2.0	90,610,733
Kuwaiti Dinar	1.7	75,071,425
Philippine Peso	1.6	72,797,998
Czech Koruna	1.6	71,403,705
Qatari Riyal	1.5	67,262,676
United Arab Emirates Dirham	1.4	64,578,164
Hungarian Forint	1.4	63,015,335
Colombian Peso	1.4	62,363,644
Other currency, less than 1% each	9.5	432,251,251

Total Investments	99.4%	$4,495,736,585

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	27.2%	$1,230,355,615
Materials	10.3	464,314,353
Energy	10.2	461,599,356
Industrials	10.1	455,423,665
Telecommunication Services	9.8	444,068,056
Consumer Staples	8.5	386,395,789
Information Technology	7.8	352,513,093
Consumer Discretionary	7.7	349,911,820
Utilities	4.8	215,864,059
Health Care	2.3	104,633,670
Short-Term Investments	0.6	27,061,901
Investment Funds	0.1	3,595,208

Total Investments	99.4%	$4,495,736,585

The Fund did not have any open financial instruments at April 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,153,734,966

Gross unrealized appreciation	$822,204,885
Gross unrealized depreciation	(480,203,266)

Net unrealized appreciation	$342,001,619

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$43,090,816	$1,851,475,548		$67,010	$1,894,633,374
Emerging Europe	39,854,025	822,217,904		—	862,071,929
Latin America	854,104,814	1,049,115		357,780	855,511,709
Middle East/Africa	11,212,743	801,988,691		0	813,201,434
Total Common Stocks	$948,262,398	$3,476,731,258	**	$424,790	$4,425,418,446
Equity-Linked Securities	$—	$39,396,946		$—	$39,396,946
Investment Funds	—	3,595,208		—	3,595,208
Rights	137,048	0		—	137,048
Warrants	24,450	102,586		—	127,036
Short-Term Investments	—	27,061,901		—	27,061,901
Total Investments	$948,423,896	$3,546,887,899		$424,790	$4,495,736,585

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended April 30, 2014 is not presented.

At April 30, 2014, investments having a value of $6,364,287 and $341,168,863 at January 31, 2014 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, during the three months then ended. The change in the level designations within the fair value hierarchy was due to an increase or decrease in the coverage of foreign equity securities provided by the Fund’s fair valuation pricing service.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Parametric Global Small-Cap Fund

April 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.9%

Security	Shares	Value
Australia — 2.5%
Adelaide Brighton, Ltd.	1,852	$6,751
Ansell, Ltd.	130	2,189
Aristocrat Leisure, Ltd.	984	4,616
Aurora Oil & Gas, Ltd.(1)	2,288	8,694
Beach Energy, Ltd.	10,084	16,138
carsales.com, Ltd.	1,058	10,715
Challenger Ltd.	813	5,349
David Jones, Ltd.	1,671	6,121
Downer EDI, Ltd.	935	4,365
DUET Group	4,931	9,957
DuluxGroup, Ltd.	2,698	14,411
Energy Resources of Australia, Ltd.(1)	3,794	4,674
Goodman Fielder, Ltd.	6,341	3,979
Investa Office Fund	2,551	7,942
Iress, Ltd.	881	6,797
Mesoblast, Ltd.(1)	791	3,432
Mineral Resources, Ltd.	398	4,321
Myer Holdings, Ltd.	1,814	3,758
Regis Resources, Ltd.	1,971	4,470
TPG Telecom, Ltd.	2,627	14,567
Transpacific Industries Group, Ltd.(1)	4,376	4,551
Wotif.com Holdings, Ltd.	998	2,484

		$150,281

Austria — 1.2%
CA Immobilien Anlagen AG(1)	879	$16,756
Conwert Immobilien Invest SE(1)	881	12,693
Kapsch TrafficCom AG	97	5,384
RHI AG	324	11,341
Schoeller-Bleckmann Oilfield Equipment AG	102	12,966
Wienerberger AG	758	14,070

		$73,210

Belgium — 0.9%
Barco NV	73	$5,440
Befimmo SCA Sicafi	112	8,164
Bekaert SA NV	221	8,994
Cofinimmo	72	8,823
EVS Broadcast Equipment SA	129	8,169
Gimv NV	47	2,437
KBC Ancora(1)	183	6,722
ThromboGenics NV(1)	220	7,009

		$55,758

Brazil — 1.3%
Abril Educacao SA	200	$2,556
Aliansce Shopping Centers SA	500	4,126
Anhanguera Educacional Participacoes SA	800	4,951
BR Properties SA	500	3,994
Brasil Insurance Participacoes e Administracao SA	500	2,233
Brasil Pharma SA(1)	1,900	3,102
Cia de Saneamento de Minas Gerais-COPASA	500	7,804
Equatorial Energia SA	900	8,218
Fleury SA	700	4,696
Grendene SA	700	4,427

1

Security	Shares	Value
JHSF Participacoes SA	1,400	$2,279
LPS Brasil Consultoria de Imoveis SA	500	2,500
Mahle-Metal Leve SA Industria e Comercio	500	4,936
Marcopolo SA, PFC Shares	1,800	3,302
MRV Engenharia e Participacoes SA	1,000	3,166
PDG Realty SA Empreendimentos e Participacoes(1)	5,200	3,195
Raia Drogasil SA	500	4,261
Santos Brasil Participacoes SA	300	2,404
Sonae Sierra Brasil SA	700	5,641

		$77,791

Canada — 3.4%
Africa Oil Corp.(1)	1,503	$11,341
AGF Management, Ltd.	356	3,966
Alamos Gold, Inc.	341	3,189
Allied Properties Real Estate Investment Trust	181	5,649
Birchcliff Energy, Ltd.(1)	378	4,383
Bonterra Energy Corp.	78	4,069
Canfor Corp.(1)	371	8,415
Capital Power Corp.	566	12,714
CCL Industries, Inc.	178	16,185
Celestica, Inc.(1)	500	5,547
China Gold International Resources Corp, Ltd.(1)	3,556	9,149
Cineplex, Inc.	59	2,224
Constellation Software Inc./Canada	24	5,315
Dollarama, Inc.	107	8,899
Enbridge Income Fund Holdings, Inc.	226	5,493
Enerflex, Ltd.	317	5,044
First Majestic Silver Corp.(1)	1,109	10,523
Freehold Royalties, Ltd.	229	5,194
Gibson Energy, Inc.	96	2,563
Gran Tierra Energy, Inc.(1)	1,363	9,687
Home Capital Group, Inc.	190	8,028
Imperial Metals Corp.(1)	684	8,706
Just Energy Group, Inc.	622	4,943
Linamar Corp.	117	5,857
MacDonald Dettwiler & Associates, Ltd.	57	4,420
Mullen Group, Ltd.	179	4,854
North West Co., Inc. (The)	352	7,785
Northland Power, Inc.	529	8,268
Parkland Fuel Corp.	302	5,593
Pason Systems, Inc.	201	5,582
RONA, Inc.	382	3,851

		$207,436

Chile — 1.1%
Banmedica SA	4,183	$6,783
Besalco SA	3,333	2,918
CFR Pharmaceuticals SA	22,688	4,624
Forus SA	1,039	4,382
Inversiones Aguas Metropolitanas SA	4,857	8,040
Parque Arauco SA	4,339	7,766
Ripley Corp. SA	8,187	5,325
Salfacorp SA	2,928	2,517
Sigdo Koppers SA	2,516	4,102
Sonda SA	4,259	9,850
Vina Concha y Toro SA	5,444	11,385

		$67,692

China — 3.2%
Anton Oilfield Services (Group), Ltd.	16,000	$10,626
Beijing Enterprises Water Group, Ltd.	14,000	8,862
China Foods, Ltd.(1)	8,000	2,707

2

Security	Shares	Value
China Gas Holdings, Ltd.	10,000	$16,226
China Medical System Holdings, Ltd.	14,000	16,589
China Modern Dairy Holdings, Ltd.(1)	9,000	3,886
China Power International Development, Ltd.	19,000	6,841
China Travel International Investment Hong Kong, Ltd.	26,000	5,237
CIMC Enric Holdings, Ltd.	10,000	14,455
Dah Chong Hong Holdings, Ltd.	5,000	3,170
Giant Interactive Group, Inc. ADR	475	5,581
Hanergy Solar Group, Ltd.(1)	26,000	3,766
Kingsoft Corp, Ltd.	4,000	12,397
Newocean Energy Holdings, Ltd.	14,000	9,264
Shenguan Holdings Group, Ltd.	10,000	4,283
Sino Biopharmaceutical, Ltd.	20,000	15,670
SouFun Holdings, Ltd. ADR	1,220	14,359
Towngas China Co., Ltd.	11,000	12,531
Uni-President China Holdings, Ltd.	8,000	6,626
Vipshop Holdings, Ltd. ADR(1)	71	9,954
Yingde Gases Group Co.	15,500	15,631

		$198,661

Denmark — 0.9%
D/S Norden A/S	344	$13,759
Genmab AS(1)	274	10,207
NKT Holding A/S	269	16,972
Sydbank A/S(1)	438	11,682

		$52,620

Finland — 1.7%
Amer Sports Oyj	600	$12,405
Huhtamaki Oyj	655	17,223
Kemira Oyj	790	12,076
Konecranes Oyj	244	7,875
Outotec Oyj	340	3,811
Ramirent Oyj	365	4,091
Tieto Oyj	591	16,173
Tikkurila Oyj	516	12,806
Uponor Oyj	745	14,758

		$101,218

France — 1.7%
Alten SA	168	$8,583
Eurofins Scientific	67	18,606
Havas SA	1,085	8,636
Ingenico	191	16,667
IPSOS	159	6,176
Korian-Medica	80	3,003
Orpea	44	3,201
Rubis SCA	174	12,389
Societe d’Edition de Canal	781	6,873
UBISOFT Entertainment(1)	575	10,730
Virbac SA	49	11,747

		$106,611

Germany — 2.2%
BayWa AG	46	$2,609
Carl Zeiss Meditec AG	305	9,286
Deutsche EuroShop AG	219	10,559
Deutsche Wohnen AG(1)	308	6,612
Deutsche Wohnen AG	459	9,616
Dialog Semiconductor PLC(1)	333	8,436
DMG Mori Seiki AG	223	7,027
Duerr AG	153	12,106
Freenet AG(1)	398	13,784
Gerry Weber International AG	239	12,623

3

Security	Shares	Value
KWS Saat AG	30	$10,722
Pfeiffer Vacuum Technology AG	51	6,066
Vossloh AG	59	5,832
Wirecard AG	458	19,294

		$134,572

Greece — 0.9%
Hellenic Telecommunications Organization SA(1)	1,047	$16,726
JUMBO SA(1)	580	9,382
Motor Oil (Hellas) Corinth Refineries SA	606	7,650
National Bank of Greece SA(1)	695	2,717
Titan Cement Co. SA(1)	553	17,434

		$53,909

Hong Kong — 2.3%
Cafe de Coral Holdings, Ltd.	4,000	$12,605
Chow Sang Sang Holdings International, Ltd.	2,000	4,923
Giordano International, Ltd.	12,000	8,055
Great Eagle Holdings, Ltd.	2,000	7,143
Hutchison Telecommunications Hong Kong Holdings, Ltd.	26,000	8,521
Johnson Electric Holdings, Ltd.	15,000	14,367
Luk Fook Holdings (International), Ltd.	4,000	11,358
SA SA International Holdings, Ltd.	12,000	10,067
Sinopec Kantons Holdings, Ltd.	10,000	9,331
SmarTone Telecommunication Holdings, Ltd.	5,000	5,160
Stella International Holdings, Ltd.	3,500	8,629
Techtronic Industries Co., Ltd.	6,500	20,768
Texwinca Holdings, Ltd.	8,000	8,627
Transport International Holdings, Ltd.	3,600	6,646
Truly International Holdings	8,000	5,418

		$141,618

Indonesia — 1.7%
AKR Corporindo Tbk PT	10,500	$4,333
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	74,000	6,174
Bhakti Investama Tbk PT	190,500	5,066
Bumi Serpong Damai Tbk PT	51,000	6,909
Ciputra Development Tbk PT	106,500	9,376
Gajah Tunggal Tbk PT	26,000	4,318
Garuda Indonesia Persero Tbk PT(1)	103,402	4,126
Global Mediacom Tbk PT	46,500	8,827
Holcim Indonesia Tbk PT	17,500	4,309
Japfa Comfeed Indonesia Tbk PT	33,000	3,620
Jasa Marga (Persero) Tbk PT	18,000	9,196
Lippo Karawaci Tbk PT	73,000	6,771
Media Nusantara Citra Tbk PT	29,500	6,955
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	31,500	6,693
Salim Ivomas Pratama Tbk PT	63,500	5,506
Tower Bersama Infrastructure Tbk PT	20,500	11,548

		$103,727

Ireland — 1.5%
C&C Group PLC	2,151	$12,798
DCC PLC	54	2,769
Glanbia PLC	1,127	16,831
Grafton Group PLC	1,653	16,259
ICON PLC(1)	433	16,787
Kingspan Group PLC	737	13,889
Smurfit Kappa Group PLC	434	9,669

		$89,002

Israel — 1.3%
Elbit Systems, Ltd.	84	$4,959
Gazit-Globe, Ltd.	830	10,666

4

Security	Shares	Value
Migdal Insurance & Financial Holdings, Ltd.	3,773	$6,180
Mizrahi Tefahot Bank, Ltd.	457	6,109
Oil Refineries, Ltd.(1)	12,316	3,433
Osem Investment, Ltd.	588	13,964
Paz Oil Co., Ltd.	77	12,031
RADWARE, Ltd.(1)	600	9,918
SodaStream International, Ltd.(1)	75	3,190
Strauss Group, Ltd.	470	8,506

		$78,956

Italy — 1.8%
Amplifon SpA	1,250	$8,163
Atlantia SpA	555	14,457
Banca Generali SpA	173	5,446
Banca Popolare di Milano Scarl(1)	6,380	6,452
Brunello Cucinelli SpA	340	9,785
De’Longhi SpA	554	12,041
DiaSorin SpA	88	3,631
ERG SpA	683	11,796
Iren SPA	3,843	6,530
Recordati SpA	1,139	19,938
Sorin SpA(1)	3,432	10,476

		$108,715

Japan — 8.3%
Aica Kogyo Co., Ltd.	600	$12,547
Anritsu Corp.	1,000	11,199
Autobacs Seven Co., Ltd.	400	6,188
Calbee, Inc.	400	9,810
Capcom Co., Ltd.	300	5,225
Daifuku Co., Ltd.	500	5,765
Enplas Corp.	200	11,492
Fancl Corp.	700	7,763
FP Corp.	400	12,440
Hokkoku Bank, Ltd. (The)	2,000	6,697
Hokuetsu Kishu Paper Co., Ltd.	1,000	4,756
Hoshizaki Electric Co., Ltd.	400	16,185
House Foods Corp.	700	11,648
Ito En, Ltd.	400	8,552
Itoham Foods, Inc.	1,000	4,532
Japan Drilling Co., Ltd.	100	3,921
Japan Exchange Group, Inc.	500	9,893
Kagoshima Bank, Ltd. (The)	1,000	6,246
Kakaku.com, Inc.	400	5,707
Kaken Pharmaceutical Co., Ltd.	1,000	17,232
Kenedix, Inc.(1)	2,300	7,950
Kewpie Corp.	800	11,508
Kissei Pharmaceutical Co., Ltd.	400	9,368
Kobayashi Pharmaceutical Co., Ltd.	200	12,144
Komeri Co., Ltd.	200	5,416
Kose Corp.	500	16,618
KYORIN Holdings, Inc.	300	5,783
LEOPALACE21 Corp.(1)	1,800	9,309
Lion Corp.	2,000	10,956
M3, Inc.	400	5,487
Maeda Road Construction Co., Ltd.	1,000	15,506
Matsumotokiyoshi Holdings Co., Ltd.	100	2,951
Miraca Holdings, Inc.	300	13,004
MonotaRO Co., Ltd.	400	8,071
Musashino Bank, Ltd. (The)	100	3,204
Nichirei Corp.	1,000	4,856
Nihon Kohden Corp.	200	8,191

5

Security	Shares	Value
NOF Corp.	2,000	$13,871
Noritz Corp.	400	7,106
NS Solutions Corp.	200	5,004
Obic Co., Ltd.	300	9,002
Otsuka Corp.	100	11,838
Plenus Co., Ltd.	200	4,564
Point, Inc.	90	1,959
Pola Orbis Holdings, Inc.	200	7,827
Rohto Pharmaceutical Co., Ltd.	1,000	17,642
Ryohin Keikaku Co., Ltd.	100	11,238
Sawai Pharmaceutical Co., Ltd.	200	12,378
Shimachu Co., Ltd.	200	4,395
Sugi Holdings Co., Ltd.	200	8,996
Sumitomo Osaka Cement Co., Ltd.	2,000	7,954
Sundrug Co., Ltd.	200	8,183
T-Gaia Corp.	400	3,522
Tokai Tokyo Financial Holdings, Inc.	1,000	6,719
TS Tech Co., Ltd.	300	8,001
Tsuruha Holdings, Inc.	100	10,065
TV Asahi Corp.	200	3,485
Wacoal Holdings Corp.	1,000	9,864
Xebio Co., Ltd.	200	3,699

		$505,432

Luxembourg — 0.1%
Aperam(1)	249	$6,479

		$6,479

Malaysia — 2.0%
Affin Holdings Bhd	3,400	$3,932
Alliance Financial Group Bhd	8,800	12,087
Berjaya Sports Toto Bhd	7,531	8,973
Boustead Holdings Bhd	5,300	9,011
Bursa Malaysia Bhd	1,800	4,186
Dialog Group Bhd	13,000	14,316
Genting Plantations Bhd	2,600	8,846
HAP Seng Consolidated Bhd	11,000	10,681
KLCC Property Holdings Bhd	3,300	6,724
KPJ Healthcare Bhd	9,150	9,080
Kulim (Malaysia) Bhd(1)	4,500	4,869
Lafarge Malayan Cement Bhd	2,700	7,524
Malaysia Airports Holdings Bhd	3,600	8,881
Media Prima Bhd	8,100	6,178
Oriental Holdings Bhd	3,700	8,840

		$124,128

Mexico — 0.9%
Banregio Grupo Financiero SAB de CV	2,100	$12,166
Bolsa Mexicana de Valores SAB de CV	2,600	5,336
Empresas ICA SAB de CV(1)	4,400	7,877
Fibra Uno Administracion SA de CV	2,200	7,212
Genomma Lab Internacional SA de CV(1)	3,600	9,144
Grupo Aeroportuario del Sureste SAB de CV, Class B	900	11,014
Grupo Simec SA de CV, Series B(1)	1,300	4,896

		$57,645

Netherlands — 1.4%
Aalberts Industries NV	518	$17,256
Arcadis NV	387	13,755
ASM International NV	168	7,352
Brunel International NV	135	9,145
Eurocommercial Properties NV	156	7,162
InterXion Holding NV(1)	472	12,201

6

Security	Shares	Value
Koninklijke BAM Groep NV	777	$4,213
TomTom NV(1)	1,487	10,544
Wereldhave NV	80	6,727

		$88,355

New Zealand — 1.2%
Fisher & Paykel Healthcare Corp., Ltd.	5,269	$18,573
Ryman Healthcare, Ltd.	2,449	18,294
Sky Network Television, Ltd.	1,262	7,284
SKYCITY Entertainment Group, Ltd.	3,057	11,163
Trade Me, Ltd.	1,790	6,108
Xero, Ltd.(1)	499	13,729

		$75,151

Norway — 1.2%
Atea ASA	708	$8,138
Cermaq ASA	543	6,418
Det Norske Oljeselskap ASA(1)	652	7,130
DNO International ASA(1)	4,903	17,028
Nordic American Tankers, Ltd.	661	5,705
SpareBank 1 SR-Bank ASA	517	5,014
Storebrand ASA(1)	706	3,963
Tomra Systems ASA	1,323	12,310
Wilh. Wilhelmsen ASA	528	5,111

		$70,817

Poland — 0.4%
Eurocash SA	270	$3,570
Getin Noble Bank SA(1)	5,330	6,487
Grupa Azoty SA	163	3,233
Synthos SA	2,527	3,983
TVN SA	877	4,779

		$22,052

Portugal — 0.8%
Banco BPI SA(1)	3,044	$7,813
Banco Comercial Portugues SA(1)	39,844	12,108
Sonae	9,856	18,542
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	1,862	13,471

		$51,934

Russia — 0.1%
Etalon Group, Ltd. GDR(1)(2)	1,138	$3,983
OAO OGK-2(1)	525,390	2,987

		$6,970

Singapore — 1.5%
ARA Asset Management, Ltd.	4,400	$6,413
Ascott Residence Trust	4,000	3,834
CDL Hospitality Trusts	4,000	5,737
Ezion Holdings, Ltd.	4,800	8,726
Ho Bee Land, Ltd.	3,000	5,490
Hyflux, Ltd.	6,000	5,745
Keppel REIT	3,000	2,900
M1, Ltd.	4,000	10,748
Mapletree Commercial Trust	4,000	4,046
Mapletree Industrial Trust	4,000	4,603
Mapletree Logistics Trust	4,000	3,513
Singapore Post, Ltd.	12,000	13,557
Starhill Global REIT	6,000	3,883
Suntec REIT	2,000	2,741
Venture Corp., Ltd.	1,000	6,125
Wheelock Properties, Ltd.	2,000	2,999

		$91,060

7

Security	Shares	Value
South Africa — 1.6%
AECI, Ltd.	1,107	$12,364
African Bank Investments, Ltd.	4,545	5,390
Aveng, Ltd.(1)	1,540	3,309
AVI, Ltd.	1,339	7,388
DataTec, Ltd.(1)	1,003	5,041
Illovo Sugar, Ltd.	1,950	5,377
Investec, Ltd.	635	5,589
Mondi, Ltd.	284	4,729
Murray & Roberts Holdings, Ltd.(1)	1,505	3,524
Nampak, Ltd.	3,177	11,852
Pick’n Pay Holdings, Ltd.	2,600	6,305
Pioneer Foods, Ltd.	834	7,451
Reunert, Ltd.	684	4,495
Royal Bafokeng Platinum, Ltd.(1)	935	6,044
Spar Group, Ltd. (The)	533	6,262
Trencor, Ltd.	630	4,465

		$99,585

South Korea — 2.5%
AMOREPACIFIC Group, Inc.	25	$12,934
Cheil Worldwide, Inc.(1)	380	9,249
Grand Korea Leisure Co., Ltd.	90	3,764
Green Cross Corp.	63	7,786
GS Engineering & Construction Corp.	120	4,234
GS Retail Co., Ltd.	220	6,127
Hotel Shilla Co., Ltd.	210	17,684
Hyundai Greenfood Co., Ltd.	400	6,726
Hyundai Home Shopping Network Corp.	65	9,762
Korean Reinsurance Co.	612	6,049
Lock & Lock Co., Ltd.	270	4,099
Lotte Chilsung Beverage Co., Ltd.	5	7,573
LS Industrial Systems Co., Ltd.	72	4,605
Nong Shim Co., Ltd.	25	7,442
ORION Corp.	7	5,348
Ottogi Corp.	13	5,157
Paradise Co., Ltd.	132	4,918
Posco ICT Co., Ltd.	584	4,857
S1 Corp.	77	5,857
SK Broadband Co., Ltd.(1)	1,803	7,478
Tongyang Life Insurance	630	6,133
Young Poong Corp.	3	3,455

		$151,237

Spain — 1.4%
Abengoa SA, Class B	1,737	$7,734
Almirall SA	611	10,233
Antena 3 de Television SA	831	11,957
Duro Felguera SA	747	5,097
Ence Energia y Celulosa SA	2,912	8,577
Gamesa Corp. Tecnologica SA(1)	472	4,692
Grupo Catalana Occidente SA	462	18,077
Jazztel PLC(1)	640	9,829
Melia Hotels International SA	398	5,035
Viscofan SA	41	2,136

		$83,367

Sweden — 1.9%
AarhusKarlshamn AB	146	$9,777
Atrium Ljungberg AB	326	5,169
Axfood AB	305	16,253
Axis Communications AB	299	8,916
BillerudKorsnas AB	419	6,123

8

Security	Shares	Value
Clas Ohlson AB, Class B	452	$10,025
Hexpol AB	182	17,244
Hufvudstaden AB, Class A	640	9,383
Loomis AB, Class B	101	2,755
Saab AB, Class B	366	11,246
Swedish Orphan Biovitrum AB(1)	1,121	12,327
Wallenstam AB, Class B	616	10,112

		$119,330

Switzerland — 2.2%
ams AG	92	$13,871
Burckhardt Compression Holdings AG	36	18,659
Flughafen Zuerich AG	31	19,557
Forbo Holding AG(1)	17	17,597
Georg Fischer AG(1)	7	5,553
Kaba Holding AG(1)	30	14,451
Kuoni Reisen Holding AG(1)	21	9,274
Mobimo Holding AG(1)	54	11,606
Nobel Biocare Holding AG(1)	261	3,641
Temenos Group AG(1)	174	6,239
Vontobel Holding AG	378	14,816

		$135,264

Taiwan — 2.6%
Advantech Co., Ltd.	3,000	$19,431
Chicony Electronics Co., Ltd.	3,030	7,891
China Life Insurance Co., Ltd.	5,000	4,380
China Steel Chemical Corp.	3,000	17,309
CTCI Corp.	5,000	7,985
Feng Hsin Iron & Steel Co., Ltd.	2,000	3,353
Formosa Taffeta Co., Ltd.	2,000	2,092
Giant Manufacturing Co., Ltd.	2,000	15,660
Inventec Co., Ltd.	7,000	6,455
Oriental Union Chemical Corp.	2,000	1,989
Phison Electronics Corp.	1,000	6,810
Powertech Technology, Inc.	2,000	3,237
Realtek Semiconductor Corp.	3,030	8,651
Ruentex Development Co., Ltd.	2,000	3,544
ScinoPharm Taiwan, Ltd.	2,080	5,662
Senao International Co., Ltd.	2,000	5,268
Simplo Technology Co., Ltd.	1,000	5,209
Standard Foods Corp.	3,450	9,492
Teco Electric & Machinery Co., Ltd.	8,000	8,700
Transcend Information, Inc.	2,000	6,606
Vanguard International Semiconductor Corp.	5,000	6,852
WPG Holdings Co., Ltd.	3,000	3,691

		$160,267

Thailand — 2.0%
Bangchak Petroleum PCL(3)	5,600	$5,551
Bangkok Land PCL(3)	82,400	4,162
Berli Jucker PCL(3)	4,500	6,659
Bumrungrad Hospital PCL(3)	1,500	4,558
Central Pattana PCL(3)	7,400	10,391
Delta Electronics (Thailand) PCL(3)	5,800	10,246
Electricity Generating PCL(3)	2,500	10,168
Quality House PCL(3)	46,000	4,656
Ratchaburi Electricity Generating Holding PCL	3,700	6,096
Robinson Department Store PCL(3)	3,900	6,100
Siam City Cement PCL(3)	800	9,556
Siam Makro PCL(3)	6,000	6,079
Sino Thai Engineering & Construction PCL(3)	5,900	3,402
Thai Union Frozen Products PCL(3)	3,100	6,718
Thanachart Capital PCL(3)	4,100	4,414

9

Security	Shares	Value
Tisco Financial Group Public Co., Ltd.(3)	3,300	$4,065
True Corp. PCL(1)(3)	24,400	5,108
TTW PCL(3)	20,700	6,400
VGI Global Media PCL(3)	12,584	4,479
WHA Corp. PCL(3)	3,300	3,420

		$122,228

Turkey — 1.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	1,359	$6,051
Asya Katilim Bankasi AS(1)	4,925	3,802
Aygaz AS	1,376	5,697
Dogus Otomotiv Servis ve Ticaret AS	930	3,534
Migros Ticaret AS(1)	474	4,285
Pegasus Hava Tasimaciligi AS(1)	465	6,238
Petkim Petrokimya Holding AS(1)	4,991	7,117
TAV Havalimanlari Holding AS	737	5,917
Tekfen Holding AS	1,505	3,811
Tofas Turk Otomobil Fabrikasi AS	1,218	7,476
Turk Traktor ve Ziraat Makineleri AS	222	6,400
Turkiye Sinai Kalkinma Bankasi AS	4,382	3,981
Yazicilar Holding AS	314	2,868

		$67,177

United Kingdom — 5.7%
Abcam PLC	1,181	$7,875
Aveva Group PLC	248	8,842
AZ Electronic Materials SA	1,082	7,365
Beazley PLC	1,650	6,845
Berkeley Group Holdings PLC	215	8,342
Betfair Group PLC	270	4,410
Booker Group PLC	5,528	13,751
BTG PLC(1)	715	6,429
Capital & Counties Properties PLC	1,928	10,876
CSR PLC	499	4,849
De La Rue PLC	149	2,065
Domino’s Pizza Group PLC	751	6,525
Dunelm Group PLC	551	8,724
Elementis PLC	1,668	7,830
EnQuest PLC(1)	6,020	13,972
Fidessa Group PLC	343	12,998
Filtrona PLC	1,065	14,446
Genus PLC	390	6,669
Greene King PLC	330	4,968
Halfords Group PLC	1,065	7,992
Hikma Pharmaceuticals PLC	585	15,352
Hunting PLC	682	9,764
International Personal Finance PLC	415	3,925
Jardine Lloyd Thompson Group PLC	485	8,655
Lancashire Holdings, Ltd.	182	2,152
Micro Focus International PLC	804	10,544
Moneysupermarket.com Group PLC	1,776	5,479
N Brown Group PLC	997	8,641
Ocado Group PLC(1)	1,848	10,520
Pace PLC	957	5,897
Rightmove PLC	299	12,181
Rotork PLC	117	5,131
Shaftesbury PLC	439	4,908
Soco International PLC(1)	1,980	14,471
Stolt-Nielsen, Ltd.	472	12,762
Telecom Plus PLC	424	11,100
Ultra Electronics Holdings PLC	486	13,936

10

Security	Shares	Value
Victrex PLC	227	$7,147
WH Smith PLC	1,117	20,715

		$349,053

United States — 28.4%
ACADIA Pharmaceuticals, Inc.(1)	591	$11,897
ACI Worldwide, Inc.(1)	141	8,058
Acorda Therapeutics, Inc.(1)	111	3,935
Aegerion Pharmaceuticals, Inc.(1)	159	7,037
Akorn, Inc.(1)	217	5,473
Alaska Air Group, Inc.	199	18,722
Alkermes PLC(1)	347	16,052
Allegiant Travel Co.	139	16,326
ALLETE, Inc.	236	12,215
Alnylam Pharmaceuticals, Inc.(1)	225	11,144
Anworth Mortgage Asset Corp.	1,864	10,066
ARRIS Group, Inc.(1)	460	12,001
Aspen Technology, Inc.(1)	272	11,693
Athenahealth, Inc.(1)	35	4,327
Avista Corp.	353	11,349
Balchem Corp.	168	10,408
Black Hills Corp.	297	17,152
Blackbaud, Inc.	170	5,176
Bonanza Creek Energy, Inc.(1)	221	10,745
Boston Beer Co., Inc. (The), Class A(1)	55	13,532
Bristow Group, Inc.	178	13,670
Buckle, Inc. (The)	103	4,840
Buffalo Wild Wings, Inc.(1)	53	7,744
C&J Energy Services, Inc.(1)	199	5,982
Cabot Microelectronics Corp.(1)	174	7,546
CACI International, Inc., Class A(1)	123	8,567
Calgon Carbon Corp.(1)	468	9,374
Capstead Mortgage Corp.	766	9,789
Casey’s General Stores, Inc.	116	7,965
Celldex Therapeutics, Inc.(1)	550	8,250
Cheesecake Factory, Inc. (The)	179	8,035
CLARCOR, Inc.	230	13,285
Cleco Corp.	226	11,876
Cloud Peak Energy, Inc.(1)	541	10,652
Cogent Communications Group, Inc.	170	5,860
CommVault Systems, Inc.(1)	113	5,469
Conn’s, Inc.(1)	216	9,554
Contango Oil & Gas Co.(1)	155	7,446
Convergys Corp.	361	7,776
Conversant, Inc.(1)	302	7,381
Cornerstone OnDemand, Inc.(1)	108	3,970
Costar Group, Inc.(1)	26	4,183
Cracker Barrel Old Country Store, Inc.	93	8,811
Cubist Pharmaceuticals, Inc.(1)	219	15,343
CYS Investments, Inc.	918	7,895
Delek US Holdings, Inc.	269	8,605
Diamondback Energy, Inc.(1)	238	17,122
Dril-Quip, Inc.(1)	90	10,181
Eagle Materials, Inc.	167	13,916
El Paso Electric Co.	294	11,119
Energy XXI Bermuda, Ltd.	105	2,513
EPL Oil & Gas, Inc.(1)	295	11,546
Finish Line, Inc. (The), Class A	255	7,020
First Financial Bankshares, Inc.	109	6,436
Forum Energy Technologies, Inc.(1)	425	12,690
GNC Holdings, Inc., Class A	223	10,035
Government Properties Income Trust	229	5,828

11

Security	Shares	Value
Gulf Coast Ultra Deep Royalty Trust(1)	834	$2,452
GulfMark Offshore, Inc., Class A	164	7,382
H.B. Fuller Co.	128	5,930
Haemonetics Corp.(1)	58	1,761
Hain Celestial Group, Inc. (The)(1)	153	13,161
Hatteras Financial Corp.	385	7,534
Heartland Express, Inc.	165	3,590
Heartland Payment Systems, Inc.	106	4,340
Hecla Mining Co.	3,530	10,837
Helen of Troy, Ltd.(1)	59	3,699
Hercules Offshore, Inc.(1)	1,600	7,152
Hibbett Sports, Inc.(1)	111	5,977
Hillenbrand, Inc.	197	5,989
Hittite Microwave Corp.(1)	97	5,758
Home BancShares, Inc.	139	4,408
HSN, Inc.	168	9,751
Hyster-Yale Materials Handling, Inc.	90	8,675
IDACORP, Inc.	291	16,337
Investors Bancorp, Inc.	105	2,807
Isis Pharmaceuticals, Inc.(1)	391	10,404
J&J Snack Foods Corp.	95	8,892
j2 Global, Inc.	239	11,080
Jazz Pharmaceuticals PLC(1)	114	15,379
JoS. A. Bank Clothiers, Inc.(1)	137	8,843
Kodiak Oil & Gas Corp.(1)	522	6,635
Lancaster Colony Corp.	151	14,327
Lexicon Pharmaceuticals, Inc.(1)	3,892	5,994
Louisiana-Pacific Corp.(1)	446	7,310
Lumber Liquidators Holdings, Inc.(1)	138	12,028
ManTech International Corp., Class A	190	5,668
MarketAxess Holdings, Inc.	69	3,718
MAXIMUS, Inc.	265	11,281
Medicines Co. (The)(1)	366	9,736
Medidata Solutions, Inc.(1)	232	8,424
Mentor Graphics Corp.	364	7,535
MFA Financial, Inc.	1,138	9,024
MGE Energy, Inc.	361	13,797
MGIC Investment Corp.(1)	1,649	14,181
Middleby Corp.(1)	20	5,050
Minerals Technologies, Inc.	155	9,221
Monro Muffler Brake, Inc.	242	13,649
Montpelier Re Holdings, Ltd.	86	2,630
Mueller Industries, Inc.	430	12,444
MWI Veterinary Supply, Inc.(1)	80	12,531
National Health Investors, Inc.	156	9,624
National Retail Properties, Inc.	72	2,457
Nektar Therapeutics(1)	1,272	14,971
New Jersey Resources Corp.	216	10,742
NewMarket Corp.	23	8,563
Northwest Bancshares, Inc.	164	2,180
Northwest Natural Gas Co.	205	9,075
NorthWestern Corp.	292	14,127
NPS Pharmaceuticals, Inc.(1)	473	12,591
Nu Skin Enterprises, Inc., Class A	77	6,699
Ocwen Financial Corp.(1)	252	9,551
Owens & Minor, Inc.	255	8,553
PDC Energy, Inc.(1)	180	11,461
Piedmont Natural Gas Co., Inc.	304	10,880
Pilgrim’s Pride Corp.(1)	896	19,587
Plantronics, Inc.	191	8,322
Platinum Underwriters Holdings, Ltd.	132	8,278
PNM Resources, Inc.	484	13,397

12

Security	Shares	Value
Portland General Electric Co.	361	$12,083
Post Properties, Inc.	51	2,561
Primerica, Inc.	347	15,924
ProAssurance Corp.	50	2,271
Puma Biotechnology, Inc.(1)	106	8,007
RBC Bearings, Inc.(1)	97	6,039
Resolute Energy Corp.(1)	714	5,355
Rite Aid Corp.(1)	2,585	18,870
RLI Corp.	236	10,162
Rollins, Inc.	160	4,813
Rosetta Resources, Inc.(1)	134	6,344
Salix Pharmaceuticals, Ltd.(1)	80	8,800
Sanchez Energy Corp.(1)	218	6,165
Sanderson Farms, Inc.	190	15,631
Saul Centers, Inc.	131	6,012
Schweitzer-Mauduit International, Inc.	204	8,903
Scorpio Tankers, Inc.	1,048	9,442
Seaboard Corp.	3	7,314
Seattle Genetics, Inc.(1)	340	13,083
SemGroup Corp., Class A	204	13,031
Sensient Technologies Corp.	197	10,648
Ship Finance International, Ltd.	273	4,813
Shutterstock, Inc.(1)	115	8,339
Signature Bank(1)	123	14,615
Six Flags Entertainment Corp.	198	7,948
Snyders-Lance, Inc.	250	6,640
Solar Capital, Ltd.	105	2,299
SolarWinds, Inc.(1)	155	6,250
South Jersey Industries, Inc.	176	10,111
Southwest Gas Corp.	274	15,073
Sovran Self Storage, Inc.	123	9,336
Spirit Airlines, Inc.(1)	277	15,745
SS&C Technologies Holdings, Inc.(1)	138	5,371
Starwood Property Trust, Inc.	392	9,428
Starwood Waypoint Residential Trust	78	2,119
Stepan Co.	130	7,518
STERIS Corp.	177	8,505
Stone Energy Corp.(1)	320	15,696
SunEdison, Inc.(1)	1,209	23,249
SunPower Corp.(1)	387	12,934
Supervalu, Inc.(1)	1,580	11,044
Synaptics, Inc.(1)	211	13,114
SYNNEX Corp.(1)	73	4,919
Take-Two Interactive Software, Inc.(1)	473	9,640
Tanger Factory Outlet Centers	67	2,391
Targa Resources Corp.	207	22,354
Teledyne Technologies, Inc.(1)	189	17,550
Tennant Co.	189	12,056
TiVo, Inc.(1)	471	5,586
Tootsie Roll Industries, Inc.	235	6,625
TreeHouse Foods, Inc.(1)	151	11,301
Tyler Technologies, Inc.(1)	74	6,042
UIL Holdings Corp.	264	9,697
Ultimate Software Group, Inc.(1)	86	10,288
United Natural Foods, Inc.(1)	139	9,595
Universal Corp.	121	6,603
UNS Energy Corp.	236	14,174
Vector Group, Ltd.	144	3,067
ViaSat, Inc.(1)	101	6,485
Watsco, Inc.	124	12,761
Weis Markets, Inc.	197	9,080

13

Security		Shares	Value
West Pharmaceutical Services, Inc.		286	$12,407
Westamerica Bancorporation		58	2,948
Western Refining, Inc.		423	18,400
WGL Holdings, Inc.		239	9,510
World Fuel Services Corp.		230	10,474
Yelp, Inc.(1)		192	11,197

			$1,740,716

Total Common Stocks (identified cost $5,160,910)			$5,930,024

Equity-Linked Securities(4)(5) — 2.2%

Security	Maturity Date	Shares	Value
India — 2.2%
Bajaj Finserv, Ltd.	10/26/18	430	$5,930
Bharat Forge, Ltd.	11/2/16	993	6,708
Britannia Industries, Ltd.	10/17/17	388	5,564
Castrol India, Ltd.	10/17/17	1,703	8,353
Eicher Motors, Ltd.	4/17/18	100	10,277
GlaxoSmithKline Consumer Healthcare	9/7/16	135	9,340
Jaiprakash Power Ventures, Ltd.	10/26/18	13,980	3,425
JSW Energy, Ltd.	10/26/18	5,910	5,230
Jubilant Foodworks, Ltd.	7/3/17	244	3,826
LIC Housing Finance, Ltd.	8/12/15	1,319	5,738
Mahindra & Mahindra Financial Services	11/3/15	1,007	4,109
Marico, Ltd.	10/17/17	2,500	8,450
Motherson Sumi Systems, Ltd.	10/26/18	1,585	6,665
Petronet LNG, Ltd.	10/17/17	3,000	7,200
Piramal Enterprises, Ltd.	10/9/14	950	8,507
Reliance Capital, Ltd.	10/26/18	770	4,535
Reliance Infrastructure, Ltd.	4/26/16	650	5,479
Shree Cement, Ltd.	7/20/17	125	11,811
Unitech, Ltd.	7/27/15	15,130	3,934
United Phosphorus, Ltd.	7/20/17	2,617	11,633

Total Equity-Linked Securities (identified cost $123,918)			$136,714

Investment Funds — 0.0%(6)

Security		Shares	Value
Australia — 0.0%(6)
Australian Infrastructure Fund		1,502	$7

Total Investment Funds (identified cost $4,833)			$7

Rights — 0.0%(6)

Security		Shares	Value
South Korea — 0.0%(6)
GS Engineering & Construction Corp. Exp. 6/3/14(1)		39	$326

Total Rights (identified cost $0)			$326

14

Short-Term Investments — 0.5%
Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(7)	$29	$28,916

Total Short-Term Investments (identified cost $28,916)		$28,916

Total Investments — 99.6% (identified cost $5,318,577)		$6,095,987

Other Assets, Less Liabilities — 0.4%		$23,749

Net Assets — 100.0%		$6,119,736

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

REIT	-	Real Estate Investment Trust

(1)	Non-income producing security.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2014, the aggregate value of these securities is $3,983 or 0.1% of the Fund’s net assets.

(3)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2014, the aggregate value of these securities is $136,714 or 2.2% of the Fund’s net assets.

(5)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (JPMorgan Chase) in addition to the market risk of the underlying security.

(6)	Amount is less than 0.05%.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2014 was $5.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	32.5%	$1,991,011
Euro	14.8	905,114
Japanese Yen	8.3	505,432
British Pound Sterling	5.8	355,319
Hong Kong Dollar	5.1	310,385
Canadian Dollar	3.4	207,436
New Taiwan Dollar	2.6	160,267
South Korean Won	2.5	151,563
Australian Dollar	2.5	150,288
Swiss Franc	2.2	135,264
Malaysian Ringgit	2.0	124,128

15

Currency	Percentage of Net Assets	Value
Thai Baht	2.0%	$122,228
Swedish Krona	1.9	119,330
Indonesian Rupiah	1.7	103,727
South African Rand	1.6	99,585
Singapore Dollar	1.5	91,060
Norwegian Krone	1.3	77,874
Brazilian Real	1.3	77,791
New Zealand Dollar	1.2	75,151
Chilean Peso	1.1	67,692
New Turkish Lira	1.1	67,177
Israeli Shekel	1.1	65,848
Other currency, less than 1% each	2.1	132,317

Total Investments	99.6%	$6,095,987

Sector Classification of Portfolio

Sector	Percentage of Net Assets		Value
Financials	15.4%		$942,722
Industrials	13.2		808,853
Consumer Discretionary	12.8		783,151
Information Technology	11.9		727,381
Consumer Staples	10.5		641,096
Health Care	10.4		635,349
Energy	8.4		514,982
Materials	8.3		509,645
Utilities	6.4		394,230
Telecommunication Services	1.8		109,329
Short-Term Investments	0.5		28,916
Rights	0.0	(1)	326
Investment Funds	0.0	(1)	7

Total Investments	99.6%		$6,095,987

(1)	Amount is less than 0.05%.

The Fund did not have any financial instruments outstanding at April 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,332,460

Gross unrealized appreciation	$1,148,803
Gross unrealized depreciation	(385,276)

Net unrealized appreciation	$763,527

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

At April 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$29,894	$1,793,896		$—	$1,823,790
Developed Europe	44,309	1,581,996		—	1,626,305
Developed Middle East	13,108	65,848		—	78,956
Emerging Europe	3,983	146,125		—	150,108
Latin America	203,128	—		—	203,128
Middle East/Africa	—	99,585		—	99,585
North America	1,948,152	—		—	1,948,152
Total Common Stocks	$2,242,574	$3,687,450	*	$—	$5,930,024
Equity-Linked Securities	$—	$136,714		$—	$136,714
Investment Funds	—	7		—	7
Rights	326	—		—	326
Short-Term Investments	—	28,916		—	28,916
Total Investments	$2,242,900	$3,853,087		$—	$6,095,987

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of January 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2014, investments having a value of $134,346 at January 31, 2014 were transferred from Level 2 to Level 1 during the fiscal year to date then ended. The change in the level designations within the fair value hierarchy was due to an increase or decrease in the coverage of foreign equity securities provided by the Fund’s fair valuation pricing service.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

17

Parametric International Equity Fund

April 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Australia — 6.2%
AGL Energy, Ltd.	12,775	$187,537
Amcor, Ltd.	62,519	599,992
APA Group	9,374	58,103
Australia and New Zealand Banking Group, Ltd.	10,231	329,006
BHP Billiton, Ltd.	7,996	281,592
Caltex Australia, Ltd.	3,681	76,412
CFS Retail Property Trust Group	17,143	32,095
Coca-Cola Amatil, Ltd.	12,701	109,644
Commonwealth Bank of Australia	6,905	507,938
Computershare, Ltd.	6,770	78,036
Crown, Ltd.	4,534	67,846
CSL, Ltd.	3,715	236,832
Federation Centres	28,968	67,243
Flight Centre, Ltd.	935	46,894
Fortescue Metals Group, Ltd.	7,746	36,638
GPT Group	15,885	57,970
Harvey Norman Holdings, Ltd.	24,339	74,488
James Hardie Industries PLC CDI	4,080	52,380
Leighton Holdings, Ltd.	2,358	41,930
Metcash, Ltd.	21,442	55,392
National Australia Bank, Ltd.	8,497	279,784
Newcrest Mining, Ltd.(1)	6,314	61,582
Orica, Ltd.	14,562	297,189
Origin Energy, Ltd.	18,017	250,290
Orora, Ltd.	54,391	70,526
Qantas Airways, Ltd.(1)	19,690	22,398
Rio Tinto, Ltd.	4,248	244,979
Seek, Ltd.	3,340	52,310
Sydney Airport	9,117	35,825
Tabcorp Holdings, Ltd.	11,542	40,001
Tatts Group, Ltd.	15,658	44,039
Telstra Corp., Ltd.	105,232	511,649
Toll Holdings, Ltd.	7,061	34,829
Transurban Group	13,826	93,378
Wesfarmers, Ltd.	1,358	54,047
Westfield Retail Trust	11,310	33,602
Westpac Banking Corp.	2,941	96,331
Woodside Petroleum, Ltd.	4,386	166,717
Woolworths, Ltd.	8,201	285,001

		$5,672,445

Austria — 1.0%
Andritz AG	490	$30,438
OMV AG	11,041	516,215
Raiffeisen Bank International AG	6,543	206,828
Verbund AG	6,016	116,642

		$870,123

Belgium — 3.6%
Ageas NV SA	904	$38,904
Anheuser-Busch InBev NV	9,453	1,030,338
Belgacom SA	9,652	295,424
Colruyt SA	4,547	257,113

1

Security	Shares	Value
Delhaize Group SA	686	$51,082
Groupe Bruxelles Lambert SA	4,844	489,776
KBC Groep NV	730	44,547
Solvay SA	1,971	319,411
Telenet Group Holding NV	3,343	196,053
UCB SA	4,037	331,141
Umicore SA	4,293	210,437

		$3,264,226

Denmark — 3.9%
A.P. Moller-Maersk A/S, Class A	105	$238,546
A.P. Moller-Maersk A/S, Class B	100	238,726
Coloplast A/S, Class B	8,836	742,162
Danske Bank A/S	2,198	62,188
DSV A/S	8,247	275,443
Novo Nordisk A/S, Class B	24,784	1,124,846
Novozymes A/S, Class B	11,098	532,094
TDC A/S	9,435	88,603
Tryg A/S	1,718	163,165
William Demant Holding A/S(1)	1,217	109,058

		$3,574,831

Finland — 3.4%
Elisa Oyj	10,113	$302,229
Fortum Oyj	7,742	174,908
Kesko Oyj, Class B	2,158	88,333
Kone Oyj, Class B	15,953	683,832
Metso Oyj	2,592	104,327
Neste Oil Oyj	9,917	203,950
Nokia Oyj(1)	53,569	401,102
Nokian Renkaat Oyj	1,308	52,050
Orion Oyj, Class B	7,244	221,106
Sampo Oyj	7,909	393,074
Stora Enso Oyj	13,165	134,436
UPM-Kymmene Oyj	3,398	59,512
Valmet Corp.	2,592	30,286
Wartsila Oyj	4,279	238,875

		$3,088,020

France — 6.7%
ADP	1,094	$136,045
Air Liquide SA	5,035	720,345
AXA SA	1,296	33,820
BNP Paribas SA	530	39,827
Carrefour SA	2,340	91,216
Casino Guichard-Perrachon SA	349	44,471
CGG SA(1)	1,887	32,648
Christian Dior SA	776	159,666
CNP Assurances	3,160	72,900
Compagnie Generale des Etablissements Michelin, Class B	278	34,091
Credit Agricole SA(1)	3,167	49,970
Dassault Systemes SA	1,524	187,540
EDF SA	1,139	43,739
Essilor International SA	1,598	171,126
Eutelsat Communications SA	525	18,059
GDF Suez	11,405	287,445
Iliad SA	236	63,623
Imerys SA	900	79,035
JCDecaux SA	771	31,650
Kering SA	354	78,295
L’Oreal SA	908	156,489
Lagardere SCA	2,506	105,028

2

Security	Shares	Value
LVMH Moet Hennessy Louis Vuitton SA	4,011	$790,144
Natixis	10,890	77,304
Orange SA	3,618	58,616
Pernod-Ricard SA	4,477	537,278
Renault SA	4,914	480,441
Safran SA	3,384	227,750
Sanofi	2,939	317,176
SES SA	2,302	86,730
Societe BIC SA	1,397	185,344
Societe Generale	691	43,034
Sodexo	1,047	112,882
Suez Environnement Co. SA	3,868	76,004
Thales SA	1,044	66,477
Total SA	3,048	218,067
Unibail-Rodamco SE	310	83,776
Vallourec SA	656	38,767
Veolia Environnement	4,212	78,579

		$6,115,397

Germany — 7.0%
Adidas AG	1,780	$190,285
BASF SE	1,083	125,634
Bayerische Motoren Werke AG	1,871	235,194
Bayerische Motoren Werke AG, PFC Shares	2,475	243,973
Beiersdorf AG	999	100,284
Brenntag AG	189	34,237
Celesio AG	1,421	49,386
Commerzbank AG(1)	6,065	108,146
Continental AG	448	105,417
Daimler AG	2,048	190,667
Deutsche Boerse AG	923	67,686
Deutsche Lufthansa AG	4,066	102,109
Deutsche Post AG	8,577	323,636
Deutsche Telekom AG	9,603	161,341
E.ON AG	2,053	39,325
Fraport AG	442	32,689
Fresenius Medical Care AG & Co. KGaA	425	29,282
Hannover Rueckversicherung AG	1,121	104,457
HeidelbergCement AG	421	36,580
Henkel AG & Co. KGaA	1,716	176,436
Henkel AG & Co. KGaA, PFC Shares	3,061	341,455
Hochtief AG	442	41,210
Kabel Deutschland Holding AG	459	62,180
Linde AG	5,226	1,085,361
Muenchener Rueckversicherungs-Gesellschaft AG	396	91,539
Osram Licht AG(1)	4,976	261,237
Porsche Automobil Holding SE, PFC Shares	424	46,892
ProSiebenSat.1 Media AG	670	29,325
RWE AG	1,057	40,336
RWE AG, PFC Shares	1,130	32,603
Salzgitter AG	938	39,842
SAP AG	13,658	1,103,935
Siemens AG	864	113,979
ThyssenKrupp AG(1)	3,044	86,882
United Internet AG	7,614	327,091
Volkswagen AG	452	121,203
Volkswagen AG, PFC Shares	326	88,126

		$6,369,960

Hong Kong — 4.6%
ASM Pacific Technology, Ltd.	3,500	$38,892
Bank of East Asia, Ltd.	46,600	192,499

3

Security	Shares	Value
BOC Hong Kong (Holdings), Ltd.	102,500	$303,402
Cathay Pacific Airways, Ltd.	85,000	160,860
Cheung Kong Infrastructure Holdings, Ltd.	33,000	215,444
CLP Holdings, Ltd.	24,000	191,866
Galaxy Entertainment Group, Ltd.(1)	74,000	584,649
Hang Seng Bank, Ltd.	39,700	649,170
HKT Trust and HKT, Ltd.	40,000	42,247
Hong Kong & China Gas Co., Ltd.	188,759	435,544
Hopewell Holdings, Ltd.	41,000	141,132
Li & Fung, Ltd.	58,000	84,423
Link REIT (The)	19,000	94,596
MGM China Holdings, Ltd.	8,400	29,297
MTR Corp., Ltd.	57,500	218,028
Orient Overseas (International), Ltd.	7,000	33,486
PCCW, Ltd.	60,000	31,992
Power Assets Holdings, Ltd.	55,000	475,440
Sands China, Ltd.	5,600	41,114
SJM Holdings, Ltd.	10,000	27,884
Wing Hang Bank, Ltd.	8,000	128,978
Wynn Macau, Ltd.	10,000	39,511

		$4,160,454

Ireland — 1.3%
Bank of Ireland(1)	68,089	$26,586
CRH PLC	12,110	352,697
Kerry Group PLC, Class A	10,275	810,930

		$1,190,213

Israel — 2.3%
Bank Hapoalim B.M.	46,398	$262,102
Bank Leumi Le-Israel B.M.(1)	54,769	214,299
Bezeq Israeli Telecommunication Corp., Ltd.	104,496	189,371
Delek Group, Ltd.	333	134,962
Israel Chemicals, Ltd.	9,291	82,460
Israel Corp., Ltd.(1)	231	130,443
Mizrahi Tefahot Bank, Ltd.	10,951	146,391
NICE Systems, Ltd.	4,354	188,434
Teva Pharmaceutical Industries, Ltd. ADR	14,642	715,408

		$2,063,870

Italy — 4.5%
Atlantia SpA	9,772	$254,550
Autogrill SpA(1)	4,891	46,950
Enel Green Power SpA	113,750	325,553
Enel SpA	14,019	79,403
ENI SpA	41,186	1,066,689
Fiat SpA(1)	4,092	49,402
Finmeccanica SpA(1)	12,888	119,271
Intesa Sanpaolo SpA	23,953	81,968
Luxottica Group SpA	8,491	487,014
Pirelli & C. SpA	7,791	131,170
Snam Rete Gas SpA	87,160	524,262
Telecom Italia SpA(1)	49,299	63,350
Telecom Italia SpA, PFC Shares	273,010	271,365
Tenaris SA	3,967	87,694
Terna Rete Elettrica Nazionale SpA	73,433	397,837
UniCredit SpA	6,521	58,426

		$4,044,904

Japan — 12.0%
ABC-Mart, Inc.	1,100	$49,397
Air Water, Inc.	5,000	70,157

4

Security	Shares	Value
Aisin Seiki Co., Ltd.	1,100	$38,873
Alfresa Holdings Corp.	600	37,354
All Nippon Airways Co., Ltd.	17,000	37,124
Amada Co., Ltd.	6,000	43,393
Asahi Kasei Corp.	5,000	33,994
Bank of Kyoto, Ltd. (The)	17,000	138,517
Bank of Yokohama, Ltd. (The)	19,000	95,496
Bridgestone Corp.	900	32,225
Brother Industries, Ltd.	3,400	47,557
Calbee, Inc.	1,500	36,786
Canon, Inc.	1,800	56,403
Chiba Bank, Ltd. (The)	10,000	63,564
Chugai Pharmaceutical Co., Ltd.	5,700	143,862
Chugoku Bank, Ltd. (The)	8,000	106,051
Citizen Holdings Co., Ltd.	5,500	40,392
Coca-Cola West Co., Ltd.	1,900	33,068
Dai Nippon Printing Co., Ltd.	6,000	54,044
Daicel Chemical Industries, Ltd.	4,000	33,499
Daihatsu Motor Co., Ltd.	13,000	215,331
Denso Corp.	1,000	45,553
Electric Power Development Co., Ltd.	1,800	47,733
FAST RETAILING Co., Ltd.	100	31,074
Fuji Electric Co., Ltd.	9,000	40,844
Fuji Heavy Industries, Ltd.	4,000	105,179
FUJIFILM Holdings Corp.	2,300	59,414
Gunma Bank, Ltd. (The)	25,000	132,882
Hachijuni Bank, Ltd. (The)	27,000	147,607
Hamamatsu Photonics K.K.	1,600	72,092
Hino Motors, Ltd.	3,000	39,522
Hirose Electric Co., Ltd.	400	56,462
Hiroshima Bank, Ltd. (The)	20,000	82,285
Hitachi Chemical Co., Ltd.	4,700	69,145
Hitachi Construction Machinery Co., Ltd.	1,800	33,402
Hitachi, Ltd.	8,000	57,031
Hokuhoku Financial Group, Inc.	19,000	36,665
Hoya Corp.	1,600	47,324
Ibiden Co., Ltd.	2,400	43,320
IHI Corp.	10,000	39,872
Isetan Mitsukoshi Holdings, Ltd.	3,600	44,799
Isuzu Motors, Ltd.	7,000	40,653
ITOCHU Techno-Solutions Corp.	1,200	50,147
Iyo Bank, Ltd. (The)	13,000	116,883
Japan Airlines Co., Ltd.	4,600	238,139
Japan Tobacco, Inc.	2,900	95,319
JFE Holdings, Inc.	1,500	27,722
Joyo Bank, Ltd. (The)	9,000	43,804
JSR Corp.	2,400	39,328
JTEKT Corp.	2,900	42,312
JX Holdings, Inc.	5,800	30,136
Kamigumi Co., Ltd.	10,000	95,323
Kaneka Corp.	6,000	35,192
Kansai Paint Co., Ltd.	12,000	167,770
Kao Corp.	4,500	169,413
Kawasaki Heavy Industries, Ltd.	11,000	40,827
KDDI Corp.	3,000	159,995
Keikyu Corp.	5,000	41,503
Keio Corp.	11,000	77,854
Keyence Corp.	300	115,728
Kikkoman Corp.	2,000	40,637
Kinden Corp.	3,000	27,619
Kintetsu Corp.	12,000	42,171

5

Security	Shares	Value
Kirin Holdings Co., Ltd.	3,000	$41,550
Koito Manufacturing Co., Ltd.	1,000	21,750
Komatsu, Ltd.	2,400	52,839
Konami Corp.	1,600	36,487
Kubota Corp.	3,000	38,666
Kuraray Co., Ltd.	3,500	39,353
Kyowa Hakko Kirin Co., Ltd.	7,000	79,714
Lawson, Inc.	600	41,671
M3, Inc.	2,200	30,181
Makita Corp.	1,000	53,188
Marui Group Co., Ltd.	3,000	26,648
Mazda Motor Corp.	9,000	40,241
Medipal Holdings Corp.	3,200	45,009
MEIJI Holdings Co., Ltd.	600	36,820
Miraca Holdings, Inc.	800	34,678
Mitsubishi Electric Corp.	9,000	102,481
Mitsubishi Gas Chemical Co., Inc.	5,000	28,867
Mitsubishi Logistics Corp.	2,000	28,694
Mitsubishi Materials Corp.	18,000	52,210
Mitsubishi Tanabe Pharma Corp.	3,600	49,364
Mitsubishi UFJ Financial Group, Inc.	12,100	64,366
Mitsui Chemicals, Inc.	14,000	34,115
Mitsui O.S.K. Lines, Ltd.	14,000	46,705
MS&AD Insurance Group Holdings, Inc.	1,600	35,891
Murata Manufacturing Co., Ltd.	1,100	91,700
NGK Spark Plug Co., Ltd.	8,000	183,157
NHK Spring Co., Ltd.	3,800	34,397
Nintendo Co., Ltd.	400	41,984
Nippon Electric Glass Co., Ltd.	8,000	39,135
Nippon Express Co., Ltd.	6,000	28,364
Nippon Meat Packers, Inc.	2,000	34,663
Nippon Telegraph & Telephone Corp.	2,800	155,380
Nippon Yusen KK	10,000	27,105
Nishi-Nippon City Bank, Ltd. (The)	30,000	68,238
Nisshin Seifun Group, Inc.	3,500	40,721
Nissin Foods Holdings Co., Ltd.	800	38,293
Nitori Holdings Co., Ltd.	1,400	64,216
Nitto Denko Corp.	1,900	82,263
NOK Corp.	2,600	42,507
Nomura Research Institute, Ltd.	900	26,098
NSK, Ltd.	6,000	63,076
NTT DoCoMo, Inc.	22,000	350,912
Odakyu Electric Railway Co., Ltd.	7,000	61,455
OMRON Corp.	2,100	74,370
Ono Pharmaceutical Co., Ltd.	2,100	166,559
Oracle Corp. Japan	1,600	73,737
Osaka Gas Co., Ltd.	22,000	82,925
Panasonic Corp.	6,500	70,850
Rakuten, Inc.	4,000	51,902
Ricoh Co., Ltd.	4,000	46,092
Rinnai Corp.	900	75,005
ROHM Co., Ltd.	1,000	47,822
Sankyo Co., Ltd.	1,500	59,987
Santen Pharmaceutical Co., Ltd.	1,100	49,027
Seven Bank, Ltd.	14,800	56,110
Shikoku Electric Power Co., Inc.(1)	2,300	26,922
Shimamura Co., Ltd.	400	37,263
Shin-Etsu Chemical Co., Ltd.	1,100	64,528
Shinsei Bank, Ltd.	17,000	33,144
Shionogi & Co., Ltd.	1,800	31,551
Shiseido Co., Ltd.	4,100	73,250

6

Security	Shares	Value
Shizuoka Bank, Ltd. (The)	19,000	$181,545
Showa Shell Sekiyu K.K.	3,600	36,520
SMC Corp.	200	47,611
SoftBank Corp.	2,300	171,299
Sony Corp.	2,000	35,111
Stanley Electric Co., Ltd.	2,000	44,328
Sumco Corp.	4,800	36,838
Sumitomo Chemical Co., Ltd.	10,000	37,516
Sumitomo Electric Industries, Ltd.	2,600	35,987
Sumitomo Metal Mining Co., Ltd.	4,000	60,418
Sumitomo Mitsui Financial Group, Inc.	800	31,624
Sumitomo Mitsui Trust Holding, Inc.	8,000	32,966
Suntory Beverage & Food, Ltd.	1,200	41,907
Suruga Bank, Ltd.	8,000	137,232
Suzuken Co., Ltd.	2,700	97,322
Suzuki Motor Corp.	1,600	41,280
Sysmex Corp.	2,200	69,744
Taisho Pharmaceutical Holdings Co., Ltd.	500	36,854
Taiyo Nippon Sanso Corp.	6,000	47,825
Takashimaya Co., Ltd.	3,000	28,423
Takeda Pharmaceutical Co., Ltd.	1,300	58,474
Terumo Corp.	1,600	31,753
THK Co., Ltd.	1,800	38,046
Toho Gas Co., Ltd.	21,000	103,038
Tohoku Electric Power Co., Inc.	3,000	28,550
Tokyo Electric Power Co., Inc.(1)	14,600	55,221
Tokyo Electron, Ltd.	1,300	73,939
Tokyo Gas Co., Ltd.	18,000	94,309
TonenGeneral Sekiyu K.K.	17,000	160,579
TOTO, Ltd.	3,000	42,436
Toyo Seikan Kaisha, Ltd.	2,200	32,718
Toyo Suisan Kaisha, Ltd.	1,000	32,031
Toyoda Gosei Co., Ltd.	1,600	29,481
Toyota Boshoku Corp.	5,800	59,957
Toyota Industries Corp.	700	32,269
Toyota Motor Corp.	1,900	102,653
Trend Micro, Inc.	1,000	32,347
Tsumura & Co.	1,300	30,900
Unicharm Corp.	3,300	178,952
USS Co., Ltd.	6,800	99,118
Yakult Honsha Co., Ltd.	900	48,645
Yamaguchi Financial Group, Inc.	3,000	27,665
Yamaha Corp.	2,700	36,176
Yamaha Motor Co., Ltd.	3,600	55,572
Yamato Holdings Co., Ltd.	1,600	32,925
Yaskawa Electric Corp.	5,000	56,378
Yokogawa Electric Corp.	3,000	41,015
Yokohama Rubber Co., Ltd. (The)	3,000	26,796

		$10,928,256

Netherlands — 4.7%
Aegon NV	4,924	$45,135
Akzo Nobel NV	6,766	521,402
ASML Holding NV	11,096	905,590
Delta Lloyd NV	1,897	49,925
European Aeronautic Defence and Space Co. NV	2,606	179,137
Gemalto NV	328	36,672
Heineken Holding NV	2,563	163,806
Heineken NV	5,793	402,367
ING Groep NV(1)	3,145	44,957
Koninklijke Ahold NV	30,882	596,999

7

Security	Shares	Value
Koninklijke DSM NV	8,381	$601,821
Koninklijke KPN NV(1)	15,138	53,783
Koninklijke Vopak NV	675	33,656
QIAGEN NV(1)	9,419	206,782
Randstad Holding NV	688	40,207
Reed Elsevier NV	7,995	163,185
STMicroelectronics NV	6,835	65,180
Unilever NV	4,185	179,457

		$4,290,061

New Zealand — 0.5%
Auckland International Airport, Ltd.	49,435	$169,310
Contact Energy, Ltd.	22,541	110,720
Fletcher Building, Ltd.	9,121	77,559
Telecom Corporation of New Zealand, Ltd.	39,697	94,835

		$452,424

Norway — 2.9%
Aker Solutions ASA	13,749	$220,293
Gjensidige Forsikring ASA	3,679	67,895
Norsk Hydro ASA	39,706	212,951
Orkla ASA	13,775	113,927
Seadrill, Ltd.	5,973	209,000
Statoil ASA	29,036	885,174
Subsea 7 SA	8,297	166,141
Telenor ASA	30,887	725,752
Yara International ASA	1,293	61,122

		$2,662,255

Portugal — 0.7%
Banco Espirito Santo SA(1)	27,615	$48,949
EDP-Energias de Portugal SA	65,790	319,585
Galp Energia SGPS SA, Class B	4,025	69,761
Jeronimo Martins SGPS SA	8,979	157,037
Portugal Telecom SGPS SA	13,859	57,580

		$652,912

Singapore — 4.2%
Ascendas Real Estate Investment Trust	50,000	$91,518
CapitaMall Trust	23,000	36,663
ComfortDelGro Corp., Ltd.	28,000	47,483
DBS Group Holdings, Ltd.	79,000	1,070,226
Jardine Cycle & Carriage, Ltd.	1,000	37,496
Noble Group, Ltd.	49,000	50,454
Olam International, Ltd.	51,000	91,005
Oversea-Chinese Banking Corp., Ltd.	79,000	609,262
Singapore Airlines, Ltd.	37,000	306,746
Singapore Press Holdings, Ltd.	28,000	93,632
Singapore Technologies Engineering, Ltd.	20,000	61,087
Singapore Telecommunications, Ltd.	182,000	557,487
StarHub, Ltd.	47,000	155,912
United Overseas Bank, Ltd.	24,000	417,723
UOL Group, Ltd.	28,000	143,759
Yangzijiang Shipbuilding Holdings, Ltd.	42,000	36,937

		$3,807,390

Spain — 4.7%
Abertis Infraestructuras SA	9,492	$213,661
Acciona SA	642	52,224
Acerinox SA	4,463	78,043
ACS Actividades de Construccion y Servicios SA	1,486	63,785
Amadeus IT Holding SA, Class A	9,576	398,271

8

Security	Shares	Value
CaixaBank SA	32,417	$197,573
Distribuidora Internacional de Alimentacion SA	8,077	72,252
Enagas	11,136	343,086
Ferrovial SA	24,454	543,572
Gas Natural SDG SA	1,333	38,224
Grifols SA	6,037	322,722
Iberdrola SA	12,720	88,856
Indra Sistemas SA	4,892	91,882
Industria de Diseno Textil SA	3,249	488,152
International Consolidated Airlines Group SA(1)	19,811	135,567
Red Electrica Corp. SA	3,841	316,176
Repsol SA	11,148	300,154
Telefonica SA	27,969	469,379
Zardoya Otis SA	4,388	76,979

		$4,290,558

Sweden — 5.1%
Atlas Copco AB, Class A	2,400	$69,799
Elekta AB, Class B	4,013	56,004
Getinge AB, Class B	2,651	77,697
Hennes & Mauritz AB, Class B	13,651	558,775
Holmen AB, Class B	4,514	159,538
Investor AB, Class B	10,286	398,436
Millicom International Cellular SA SDR	2,265	224,495
Nordea Bank AB	47,852	693,404
Scania AB, Class B	4,361	132,864
Skandinaviska Enskilda Banken AB, Class A	28,839	398,351
Skanska AB, Class B	11,843	271,907
SKF AB, Class B	5,797	150,537
Svenska Cellulosa AB (SCA), Class B	3,039	85,436
Swedbank AB, Class A	13,576	363,320
Tele2 AB, Class B	13,458	171,981
Telefonaktiebolaget LM Ericsson, Class B	7,673	92,525
TeliaSonera AB	101,945	742,063

		$4,647,132

Switzerland — 7.3%
Actelion, Ltd.(1)	3,987	$392,535
Adecco SA(1)	3,537	296,938
ARYZTA AG(1)	429	39,655
Baloise Holding AG	832	101,316
Compagnie Financiere Richemont SA, Class A	612	62,265
Credit Suisse Group AG(1)	2,246	71,204
Geberit AG	169	56,444
Givaudan SA(1)	98	154,661
Holcim, Ltd.(1)	540	49,527
Lonza Group AG(1)	1,077	112,719
Nestle SA	16,028	1,238,712
Novartis AG	10,117	879,496
Roche Holding AG PC	2,684	787,341
Schindler Holding AG	1,737	265,136
Schindler Holding AG PC	317	49,113
Sonova Holding AG(1)	2,191	316,522
Sulzer AG	701	108,166
Swatch Group, Ltd. (The)	274	33,061
Swatch Group, Ltd. (The), Bearer Shares	416	267,505
Swiss Life Holding AG(1)	339	83,521
Swiss Reinsurance Co., Ltd.	6,242	545,807
Swisscom AG	701	426,474
Transocean, Ltd.	1,616	69,601
Zurich Insurance Group AG(1)	840	240,877

		$6,648,596

9

Security	Shares	Value
United Kingdom — 12.6%
Aberdeen Asset Management PLC	13,109	$96,960
Anglo American PLC	5,632	150,561
Associated British Foods PLC	5,991	300,811
AstraZeneca PLC	3,694	291,584
Aviva PLC	56,526	503,748
BAE Systems PLC	27,684	187,295
Barclays PLC	93,387	398,767
BHP Billiton PLC	6,299	204,493
BP PLC	76,013	641,786
Bunzl PLC	1,959	55,815
Burberry Group PLC	13,566	340,700
Capita PLC	9,287	170,300
Centrica PLC	99,671	555,869
Cobham PLC	34,677	180,905
Coca-Cola HBC AG	4,385	111,127
Compass Group PLC	6,746	107,457
Croda International PLC	772	33,624
Diageo PLC	21,108	646,745
easyJet PLC	1,477	40,868
Experian PLC	4,808	92,443
Fresnillo PLC	2,720	39,222
GKN PLC	5,106	33,194
GlaxoSmithKline PLC	3,703	102,316
HSBC Holdings PLC	35,940	367,221
Kingfisher PLC	14,107	99,827
Lloyds Banking Group PLC(1)	331,223	422,380
Marks & Spencer Group PLC	15,965	119,359
Melrose Industries PLC	27,108	130,906
National Grid PLC	3,212	45,653
Next PLC	916	101,055
Old Mutual PLC	125,339	423,656
Persimmon PLC(1)	1,322	29,338
Prudential PLC	4,829	111,014
Randgold Resources, Ltd.	2,201	176,923
Reed Elsevier PLC	5,162	76,127
Rexam PLC	6,896	57,816
Rio Tinto PLC	3,024	164,408
Rolls-Royce Holdings PLC(1)	5,230	92,898
Rolls-Royce Holdings PLC, PFC Shares(1)	700,820	1,183
Royal Dutch Shell PLC, Class A	20,049	792,621
Royal Dutch Shell PLC, Class B	2,721	115,536
Sage Group PLC (The)	16,525	119,203
Schroders PLC	2,441	105,563
Serco Group PLC	19,790	112,797
Severn Trent PLC	1,874	58,415
Shire PLC	1,956	111,868
Smiths Group PLC	8,496	191,786
SSE PLC	3,277	84,502
Standard Chartered PLC	16,337	353,814
Tesco PLC	68,803	340,845
Travis Perkins PLC	5,487	158,412
TUI Travel PLC	5,010	36,239
Tullow Oil PLC	16,807	250,009
Unilever PLC	988	44,196
United Utilities Group PLC	2,281	30,682
Vodafone Group PLC	91,548	347,572
Whitbread PLC	3,408	235,070
WM Morrison Supermarkets PLC	14,366	48,768
Wolseley PLC	2,892	167,575

		$11,411,827

10

Security	Shares	Value
Total Common Stocks (identified cost $72,343,812)		$90,205,854

Short-Term Investments — 0.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$434	$434,130

Total Short-Term Investments (identified cost $434,130)		$434,130

Total Investments — 99.7% (identified cost $72,777,942)		$90,639,984

Other Assets, Less Liabilities — 0.3%		$242,068

Net Assets — 100.0%		$90,882,052

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

SDR	-	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2014 was $94.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	37.6%	$34,176,374
British Pound Sterling	12.6	11,411,827
Japanese Yen	12.0	10,928,256
Swiss Franc	7.2	6,578,995
Australian Dollar	6.2	5,672,445
Swedish Krona	5.1	4,647,132
Hong Kong Dollar	4.6	4,160,454
Singapore Dollar	4.2	3,807,390
Danish Krone	3.9	3,574,831
Norwegian Krone	2.9	2,662,255
Israeli Shekel	1.5	1,348,462
United States Dollar	1.4	1,219,139
New Zealand Dollar	0.5	452,424

Total Investments	99.7%	$90,639,984

11

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	17.5%	$15,868,806
Industrials	12.2	11,114,489
Consumer Discretionary	11.0	10,037,641
Consumer Staples	10.8	9,806,380
Materials	10.3	9,340,338
Health Care	9.6	8,697,455
Telecommunication Services	7.6	6,944,709
Energy	7.4	6,734,611
Utilities	6.9	6,263,260
Information Technology	5.9	5,398,165
Short-Term Investments	0.5	434,130

Total Investments	99.7%	$90,639,984

The Fund did not have any open financial instruments at April 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$73,134,253

Gross unrealized appreciation	$18,846,533
Gross unrealized depreciation	(1,340,802)

Net unrealized appreciation	$17,505,731

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$93,378	$24,927,591		$—	$25,020,969
Developed Europe	69,601	63,051,414		—	63,121,015
Developed Middle East	715,408	1,348,462		—	2,063,870
Total Common Stocks	$878,387	$89,327,467	*	$—	$90,205,854
Short-Term Investments	$—	$434,130		$—	$434,130
Total Investments	$878,387	$89,761,597		$—	$90,639,984

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of January 31, 2014 whose fair value was determined using Level 3 inputs. At April 30, 2014, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

12

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 23, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2014